As filed with the Securities and Exchange Commission on April 30, 1997.

                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                            ---------------------

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.
                      Post-Effective Amendment No.   38                    x

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                              Amendment No.   40                           x

                       (Check appropriate box or boxes)

                             -------------------

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

              (Exact name of registrant as specified in charter)

     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                   53095
     (Address of Principal Executive Offices)          (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 334-5521


                             ROBERT J. TUSZYNSKI
                            President and Director
                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            215 NORTH MAIN STREET
                          WEST BEND, WISCONSIN 53095
                   (Name and Address of Agent for Service)

                                   Copy to:

                           CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

               It is proposed that this filing will become effective
                     immediately upon filing pursuant to paragraph (b)
                 X   on May 1, 1997 pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a)(1)
                     on (date) pursuant to paragraph (a)(1)
                     75 days after filing pursuant to paragraph (a)(2) of rule
               485.

               If appropriate, check the following:
                     this post-effective amendment designates a new
               effective date for a previously filed post-effective amendment

                            ----------------------

     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under The Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31, 1996 was filed on February 28, 1997.

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                                CLASS X SHARES
                                (RETAIL CLASS)
                                  FORM N-1A

                            CROSS REFERENCE SHEET



                                               CASH RESERVE PORTFOLIO
FORM N-1A                                           RETAIL CLASS
ITEM NO.                                         PROSPECTUS HEADING
---------                                        ------------------
     PART A
1.   Cover Page                        Cover Page

2.   Synopsis                          Questions and Answers; Expenses

3.   Condensed Financial Information   Financial Highlights

4.   General Description of Registrant Questions and Answers; Description of
                                       Shares

5.   Management of the Fund            Management; Determination of Net Asset
                                       Value Per Share; Other Information

6.   Capital Stock and Other           Description of Shares; Tax Status;
     Securities                        Redemptions; Dividends, Capital Gains
                                       Distributions and Reinvestments

7.   Purchase of Securities Being      Determination of Net Asset Value Per
     Offered                           Share; Purchase of Shares; Shareholder
                                       Services; Distribution Plan;
                                       Redemptions

8.   Redemption or Repurchase          Redemptions

9.   Pending Legal Proceedings         None

     PART B

10.  Cover Page                        Cover Page

11.  Table of Contents                 Table of Contents

12.  General Information and History   Not Applicable
     Information

13.  Investment Objectives and         Investment Program; Investment
     Policies                          Restrictions

14.  Management of the Fund            Management of Principal Preservation

15.  Control Persons and Principal     Management of Principal Preservation
     Holders of Securities

16.  Investment Advisory and Other     Management of Principal Preservation
     Services

17.  Brokerage Allocation and          Portfolio Transactions and Brokerage
     Brokerage

18.  Capital Stock and Other           Determination of Net Asset Value Per
     Securities                        Share; Valuation of Securities; Redemp-
                                       tion in Kind; Tax Status

19.  Purchase, Redemption and Pricing  Determination of Net Asset Value Per
     of Securities Being Offered       Share; Valuation of Securities; Redemp-
                                       tion in Kind; Purchase of Shares

20.  Tax Status                        Tax Status

21.  Underwriters                      Distribution Expenses; Purchase of
                                       Shares

22.  Calculation of Performance Data   Performance Information; Portfolio
                                       Ratings

23.  Financial Statements              Financial Statements

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                                 CLASS Y SHARES
                             (INSTITUTIONAL CLASS)
                                   FORM N-1A

                             CROSS REFERENCE SHEET

                                               CASH RESERVE PORTFOLIO
FORM N-1A                                        INSTITUTIONAL CLASS
ITEM NO.                                         PROSPECTUS HEADING
---------                                        ------------------
     PART A

1.   Cover Page                        Cover Page

2.   Synopsis                          Questions and Answers; Expenses

3.   Condensed Financial Information   Financial Highlights

4.   General Description of Registrant Questions and Answers; Investment
                                       Objective and Policies

5.   Management of the Fund            Management; Determination of Net Asset
                                       Value Per Share; Other Information

6.   Capital Stock and Other           Description of Shares; Tax Status;
     Securities                        Redemptions; Dividends, Capital Gains
                                       Distributions and Reinvestments

7.   Purchase of Securities Offered    Determination of Net Asset Value Per
                                       Share; Purchase of Shares

8.   Redemption or Repurchase          Redemptions

9.   Pending Legal Proceedings         None

     PART B

10.  Cover Page                        Cover Page

11.  Table of Contents                 Cover Page

12.  General Information and History   The Fund

13.  Investment Objectives and         Investment Program; Investment
     Policies                          Restrictions

14.  Management of the Fund            Management of Principal Preservation

15.  Control Persons and Principal     Management of Principal Preservation
     Holders of Securities

16.  Investment Advisory and Other     Management of Principal Preservation
     Services

17.  Brokerage Allocation and          Portfolio Transactions and Brokerage
     Brokerage                         Practices

18.  Capital Stock and Other           Determination of Net Asset Value;
     Securities                        Valuation of Securities; Redemption in
                                       Kind; Tax Status

19.  Purchase, Redemption and Pricing  Determination of Net Asset Value;
     of Securities Being Offered       Valuation of Securities; Redemption in
                                       Kind; Purchase of Shares

20.  Tax Status                        Tax Status

21.  Underwriters                      Portfolio Transactions and Brokerage
                                       Practices; Management of Principal
                                       Preservation

22.  Calculation of Performance Data   Performance Information

23.  Financial Statements              Financial Statements

                   (Principal Preservation Portfolio Logo)
                             Cash Reserve Portfolio
                                 Class X Shares
                                 (Retail Class)

                                  MAY 1, 1997

                                   PROSPECTUS
                                  ------------
                             PRINCIPAL PRESERVATION
                                PORTFOLIOS, INC.
                             CASH RESERVE PORTFOLIO

                      CLASS X COMMON STOCK (RETAIL CLASS)
                      MINIMUM INITIAL INVESTMENT:  $1,000


  The Principal Preservation Cash Reserve Portfolio (the "Portfolio") is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. The Portfolio, a money market fund, seeks to provide high current income consistent with stability of principal and the maintenance of liquidity. The Portfolio invests in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. The Portfolio's investment advisor (the "Advisor") is Ziegler Asset Management, Inc.


  The Portfolio offers two classes of authorized shares of Principal Preservation common stock, the Class X Common Stock (the "Class X Shares" or "Retail Class") and the Class Y Common Stock (the "Class Y Shares" or "Institutional Class") (collectively referred to as the "Classes"). The two Classes have in place varying fee schedules--the Institutional Class may be purchased at net asset value with no sales charge. For additional information regarding the Institutional Class, investors may call B.C. Ziegler and Company at 800-826-4600. For additional information regarding the salient features of the two Classes, see "Description of Shares" in this Prospectus.


  This Prospectus sets forth concisely the information that an investor should know before investing in shares of the Retail Class. Investors should read and retain this Prospectus for future reference. A Statement of Additional Information dated May 1, 1997, containing additional information about the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by telephone or written request to B.C. Ziegler and Company (the "Distributor"), 215 North Main Street, West Bend, WI 53095 (Telephone 800-826-4600) or from Selected Dealers (as that term is defined herein) that have agreements with respect to distribution of shares of the Portfolio. Shareholder inquiries should be directed to Principal Preservation at 215 North Main Street, West Bend, WI 53095; (Telephone 800-826-
4600).

  THE SHARES OF THE PORTFOLIO OFFERED HEREBY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE PRINCIPAL PRESERVATION SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OF THE PORTFOLIO, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUING BASIS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is May 1, 1997.

                             QUESTIONS AND ANSWERS

WHAT ARE THE PRINCIPAL PRESERVATION PORTFOLIOS?

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Portfolio was established in 1993 with a single class of common stock and operated as a retail spoke of a two-tiered, master/feeder fund structure through December 31, 1995. Effective January 1, 1996, the Portfolio was recapitalized with its present two Classes, and each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of the Retail Class (the "Reorganization"). Shares of the Portfolio's Institutional Class and other portfolios of Principal Preservation are offered by separate prospectuses.

WHAT ARE THE BENEFITS FROM INVESTING IN THE PORTFOLIO?

  Economies of Size. The Portfolio is designed to provide investors with an opportunity pool their money to achieve economies of size and diversification. This permits investors whose own securities portfolios may not be large enough to obtain economically priced individual investment management service to take advantage of the professional investment management expertise of the Advisor.

  Professional Management. The Portfolio provides professional management of your investment.

  Portfolio Diversification. The Portfolio combines the investment of many investors to obtain a diversified portfolio of high quality, short-term money market instruments. The burden of selecting securities is eased and the high costs investors would otherwise incur through smaller purchases is trimmed.

  Liquidity. The Portfolio is designed to maintain a $1.00 share price. Many investors select money market fund investments for the daily liquidity and stability of principal they provide. Shares of the Portfolio may be redeemed at any time.

  Retirement Plans. An investment in the Portfolio may also be made by a tax-qualified retirement plan. You can invest through an IRA. Principal Preservation makes certain prototype plans available to investors (see "Shareholder Services - Tax Sheltered Retirement Plans").

WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

  The Portfolio seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. For detailed descriptions of the Portfolio's investment objective and policies, see "Investment Objective and Policies" below. There can be no assurance that the Portfolio's investment objective will be achieved.

HOW IS INCOME DISTRIBUTED?

  Dividends will be declared daily and paid monthly. Any net realized capital gains will be declared and paid annually. Investors may receive their income dividends and capital gain distributions in additional shares of the Retail Class, in additional shares in another Principal Preservation portfolio (investors should obtain a current prospectus and read it carefully before investing in any of the other Principal Preservation Portfolios) or in cash (see "Dividends, Capital Gains Distributions and Reinvestments").

WHO MANAGES THE PORTFOLIO?

  Ziegler Asset Management, Inc. ("ZAMI") is the investment adviser for the Portfolio, and also serves as Administrator to the Portfolio. The Advisor is an affiliate of B.C. Ziegler and Company ("Ziegler"). Ziegler currently serves as Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Portfolio. See "Management."

HOW CAN SHARES BE PURCHASED?

  Shares may be purchased from the Distributor or from registered broker-dealers and other financial institutions ("Selected Dealers") who have entered into agreements with the Distributor (see "Purchase Of Shares"). There is no sales charge.

  The minimum initial investment is $1,000. The minimum subsequent investment is $50. Registered broker-dealers and certain other financial institutions that have entered into shareholder servicing agreements with the Portfolio ("Agents") may set higher initial and subsequent minimum investment amounts for persons who purchase Portfolio shares through them, and may change those minimums from time to time in their sole discretion (see "Purchase of Shares").

HOW CAN YOU REDEEM OR EXCHANGE YOUR SHARES?

  Investors may redeem all or a portion of their shares on any business day. Redemptions may be made by mail, telephone or check (see "Redemptions").

HOW CAN I LEARN MORE ABOUT THE PORTFOLIO'S INSTITUTIONAL CLASS?

  As noted above, in addition to its Retail Class of shares, the Portfolio also offers an Institutional Class of shares. Shares of the Institutional Class may be purchased by investors at net asset value with no sales charge through the Distributor. The minimum initial investment in the Institutional Class is $50,000. The difference in the expense structure between the Retail Class and the Institutional Class may result in variances in performance between the two Classes. The Institutional Class is offered through a separate prospectus which may be obtained without charge by telephone or written request to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (telephone 800-826-4600), or from Selected Dealers that have entered into agreements with respect to the distribution of shares of that Class.

                                    EXPENSES

  The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Retail Class, and the aggregate annual operating expenses for the Retail Class, as a percentage of average net assets of the Portfolio, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
   Redemption fee(1)<F1>                                                 None
   Exchange fee                                                          None


ANNUAL OPERATING EXPENSES
   (as a percentage of average net assets)
   Investment Advisory Fees                                              .20%
   Rule 12b-1 Distribution Fees(2)<F2>                                   .15%
   Other Operating Expenses:                                             .64%
                                                                         ----
     Shareholder Servicing Agent Fees(3)<F3>                     .25%
     Administrative Fees                                         .15%
     Other Expenses(4)<F4>                                       .24%
Total Operating Expenses                                                  .99%
                                                                         -----
                                                                         -----

 (1)<F1>Investors are charged a wire redemption fee, which is currently $10.00 per wire. Also, redemptions of less than $250 made by check are subject to a $10.00 service fee. See "Redemptions."

(2)<F2> The service fees paid pursuant to the Portfolio's Rule 12b-1 Plan are described in more detail in the section of this Prospectus captioned "Distribution Plan."

(3) <F3>Class X Shares not maintained in a shareholder account serviced by a shareholder servicing Agent (and therefore are not charged a shareholder servicing fee) are held in accounts maintained on the books of the Portfolio and serviced by Ziegler pursuant to the terms of a Transfer and Dividend Disbursing Agent Agreement. Ziegler receives a fee for providing such services, which is currently $16.00 per account. See "Management Shareholder Servicing Agents."

(4)<F4>For the year ended December 31, 1996, the Adviser voluntarily reimbursed certain expenses to the Portfolio. Giving effect to this expense reimbursement, the Portfolio's "Other Operating Expenses" and "Total Operating Exenses" amounted to 0.43% and 0.78%, respectively, of the Portfolio's average net assets.

EXAMPLE

  You would pay the following expenses on a $1,000 investment in the Portfolio, assuming 5% annual return and redemption at the end of each time period:

               1 Year        3 Years        5 Years        10 Years
               ------        -------        -------        --------
                 $10           $32            $55           $121


  THE PURPOSE OF THE TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES AN INVESTOR WILL BEAR DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "MANAGEMENT," "PURCHASE OF SHARES," "REDEMPTIONS" AND "SHAREHOLDER SERVICES." THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS


  The following Financial Highlights table presents information relating to a share of the Portfolio outstanding for the periods presented. This information should be read in conjunction with the audited financial statements and related notes contained in the Portfolio's 1996 Annual Report to Shareholders, which financial statements are incorporated herein by reference. The information presented in the table as of and for the year ended December 31, 1996 has been audited by Arthur Andersen LLP, independent public accountants, whose report is contained in the Portfolio's 1996 Annual
Report to Shareholders. You may obtain copies of the Annual Report without charge from the Distributor.


                                                                                                          FOR THE PERIOD
                                                                                                           APRIL 5, 1993
                                                                                                           (COMMENCEMENT
                                                                                                          OF OPERATIONS)
                                                            FOR THE YEARS ENDED DECEMBER 31,             TO DECEMBER 31,
                                                     --------------------------------------
                                                        1996           1995           1994                          1993
                                                     -------        -------       --------               ---------------
(Selected data for each share of the Fund
outstanding throughout the periods)

Net asset value, beginning of period                   $1.00          $1.00          $1.00                         $1.00
                                                     -------        -------       --------                      --------
Income from investment operations:
  Net investment income                                 0.05           0.05           0.04                          0.02
Less distributions:
  Dividends from net investment income                (0.05)         (0.05)         (0.04)                        (0.02)
                                                     -------        -------       --------                      --------
Net asset value, end of period                         $1.00          $1.00          $1.00                         $1.00
                                                    ========       ========       ========                      ========

Total investment return (b)<F2>                        4.78%          5.32%          3.64%                     2.99% (a)<F1>
Ratios/Supplemental Data:
  Net assets, end of period (nearest thousand)       $89,946        $86,590        $52,593                       $47,768
  Ratio of expenses to average net assets (c)<F3>      0.78%          0.79%          1.05%                     1.03% (a)<F1>
  Capital contributions (d)<F4>                           --          0.06%             --                            --
  Ratio of net investment income
    to average net assets (c)<F3>                      4.73%          5.23%          3.62%                     2.73% (a)<F1>


Prior to completion of the Reorganization as of January 1, 1996, the assets of the Portfolio were invested in the Prime Money Market Portfolio ("Prime") of The Prime Portfolios. Information as of and results for periods ended prior to January 1, 1996 reflect the Fund's investments in Prime. Results for the year ended December 31, 1996 reflect the new dual class structure.

(a)<F1>Annualized.
(b)<F2>Prior to 1996, the advisers to Prime made capital contributions to offset losses in securities. Had the advisers not made capital contributions, the adjusted annualized total returns would have been 5.26% and 1.91% for 1995 and 1994, respectively.
(c)<F3>Prior to 1996, the ratio reflects the Portfolio's share of Prime's expenses as well as voluntary waivers of fees and expense reimbursements by Prime's adviser. For the year ended December 31, 1996, the Portfolio's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the annualized ratios of net investment income and expenses to average net assets would have been as follows:

                                                               FOR THE PERIOD
                                                                APRIL 5, 1993
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                             FOR THE YEARS ENDED DECEMBER 31,  TO DECEMBER 31,
                             --------------------------------
                                     1996      1995      1994            1993
                                   ------    ------    ------  --------------
Ratio of expenses to
  average net assets                0.99%     1.16%     1.32%           1.32%
Ratio of net investment income
  to average net assets             4.63%     4.86%     3.35%           2.44%

(d)<F4>For the year ended December 31, 1995, the manner in which capital contributions are presented changed from the prior year as a result of a Securities and Exchange Commission Division of Investment Management letter clarifying the presentation of capital contributions. For the year ended
December 31, 1995, capital contributions were presented in the financial statements of both the Portfolio and Prime, whereas in 1994 capital contributions were presented only in Prime's financial statements.




                       INVESTMENT OBJECTIVE AND POLICIES

INTRODUCTION

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Portfolio was established in 1993 and the Retail Class was established in 1995. The Portfolio seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal. Ziegler Asset Management, Inc. is the Advisor to the Portfolio. The Advisor manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies.

INVESTMENT OBJECTIVE

  The Portfolio seeks to obtain a high level of current income to the extent consistent with stability of principal and the maintenance of liquidity. The Portfolio invests in high quality short-term money market instruments consistent with its specific investment objective. Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Portfolio. There can be no assurance that the investment objective of the Portfolio will be achieved or that Principal Preservation will be able to maintain a per share net asset value of $1.00. Securities in which the Portfolio invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

  The investment objective of the Portfolio may not be changed without the vote of the holders of a majority of the Portfolio's outstanding voting securities.

  The following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in the Statement of Additional Information.

INVESTMENT POLICIES

  To achieve its investment objective, the Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, repurchase agreements and high quality domestic commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Portfolio may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States. The Portfolio reserves the right to concentrate 25% or more of its total assets in obligations of domestic branches of domestic banks.

  Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Portfolio for purchases and redemptions. To permit this, the Portfolio uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information.

  In accordance with Rule 2a-7, the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Directors of Principal Preservation (the "Board of Directors") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors (collectively, "Eligible Securities").

  Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisor pursuant to the guidelines adopted by the Board of Directors. Second Tier Securities are all other Eligible Securities. The Portfolio will invest at least 95% of its total assets in First Tier Securities.

  The NRSROs currently rating instruments of the type the Portfolio may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Portfolio's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

  In addition, the Portfolio will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guarantees or other credit support) issued by, a single issuer, except that (i) the Portfolio may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Portfolio may invest in obligations issued or guaranteed by the U.S. Government (including those collateralizing repurchase agreements) without any such limitation, and
(iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Portfolio's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Advisor, in accordance with guidelines and procedures established by the Board of Directors, to be comparable to those rated in the highest category, will be limited to 5% of the Portfolio's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. As to each security, these percentages are measured at the time the Portfolio purchases the security.

  Bank Obligations. The Portfolio may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee Cds"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by the Portfolio are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Portfolio will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Portfolio may also invest to a limited extent in certificates of deposit and time deposits issued by foreign banks outside the United States. The Portfolio's investments in such foreign bank obligations may not exceed 5% of the Portfolio's assets.

  The Portfolio may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

  To the extent the Portfolio's investments are concentrated in the banking industry, the Portfolio will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Portfolio's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined by the Advisor to be of high quality.

  U.S. Government and Agency Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. U.S. Government agency securities in which the Portfolio commonly invests include securities issued by Federal Home Loan Banks, Federal National Market Association, Federal Farm Credit Bank Agency, Federal Home Loan Mortgage Corporation, Student Loan Mortgage Association, Farmer's Home Administration, as well as others. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Portfolio will invest in such securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

  U.S. Government and agency securities in which the Portfolio may invest include variable rate securities with maturities that may extend beyond 13 months from the date of purchase. However, under Rule 2a-7, the Portfolio may purchase such agency securities only if the interest rate adjusts not less frequently than every 762 days and at each interest rate adjustment date the security reasonably can be expected to have a market value that approximates its par value. However, the Advisor has expressed its intention not to invest the Portfolio's assets in certain categories of securities with final maturities in excess of 397 days from the date of purchase, including but not limited to structured U.S. Government agency securities such as dual index floaters, inverse floaters, leveraged floaters, capped floaters, range floaters, floating rate securities tied to the cost of funds of the 11th District Federal Home Loan Bank and securities with interest rates tied to 10-year constant maturity U.S. Treasury securities.

  Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of U.S. dollar-denominated direct obligations issued by domestic and, subject to the 5% limit discussed below (see "Foreign Securities"), foreign entities. The other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable rate and amount master demand notes) issued by domestic corporations.

  Restricted Securities. The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Portfolio may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for such securities held by the Portfolio, the Portfolio intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Directors. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in the Portfolio during such period.

  Securities Lending. The Portfolio may seek to increase its income by lending securities from its portfolio to banks, brokers or dealers and other recognized institutional investors needing to borrow securities. Such loans may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government and other high quality securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to payments in amounts equal to the interest payable on the loaned security, and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

  Repurchase Agreements and Reverse Repurchase Agreements. Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Portfolio or a sub-custodian will have custody of securities acquired by the Portfolio under a repurchase agreement.

  The Portfolio may enter into repurchase agreements with banks or broker-dealers with respect to government securities or other high quality securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Advisor will monitor on an ongoing basis the value of the collateral in accordance with the terms of the repurchase agreement. Certain costs may be incurred by the Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited. The Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

  The Portfolio also may enter into repurchase agreements with entities that are neither banks nor broker-dealers, provided that, in accordance with the Portfolio's policies with respect to repurchase agreements, the Board of Directors approves or ratifies the transaction upon the determination by the Board, or by the Advisor on its behalf, that entering into a repurchase agreement with such entity presents minimal credit risk, that the entity presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement, and that the repurchase agreement is otherwise an eligible security for purchase by the Portfolio. Such entities are not subject to the types and kinds of regulations or governmental supervision to which banks and broker-dealers are subject, and there may not be available the same types of financial information about such entities as is available with respect to banks and broker-dealers.

  The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, in an amount of up to one-third of the value of the Portfolio's total assets (including the amount borrowed) less its total liabilities (not including the amount borrowed). The Portfolio also may enter in agreements to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

  Foreign Securities. Except for Yankee CDs, the Portfolio may invest no more than 5% of its total assets in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. For a complete description of foreign securities the Portfolio may purchase, see "Investment Program" in the Statement of Additional Information.

  Guaranteed Investment Contracts. The Portfolio may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in the Portfolio which are not readily marketable, will not exceed 10% of the Portfolio's total assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

  When-issued and Forward Commitment Securities. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  Zero Coupon Obligations. The Portfolio may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Portfolio may have to sell other securities to pay the accrued dividends prior to maturity of the zero coupon obligation.

  Investments in Other Investment Companies. The Portfolio occasionally may invest in securities of other investment companies, subject to certain limitations and restrictions described in the Statement of Additional Information. See Investment Restriction No. 13 in the section of the Statement of Additional Information captioned "Investment Restrictions." Such securities are purchased by the Portfolio primarily on an overnight basis with cash received by the Portfolio too late in the business day to be invested that same day in securities in which the Portfolio invests. However, subject to complying with the limitations and restrictions set forth in the Statement of Additional Information, the Advisor has the authority to make and retain investments in other investment companies for an indefinite period of time, and may do so in response to presently unforeseen market or economic conditions or other circumstances. An investment by the Portfolio in other investment companies may cause the Portfolio to incur increased administration and distribution costs.

  Certain Other Obligations. In order to allow for investments in new instruments that may be created in the future, upon Principal Preservation supplementing this Prospectus, the Portfolio may invest in obligations other than those listed previously, provided such investments are consistent with the Portfolio's investment objective, policies and restrictions.

  See "Investment Program" in the Statement of Additional Information for more information about these and other types of instruments in which the Portfolio may invest, including variable rate and floating rate securities, unsecured promissory notes and participation interests.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Portfolio is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act. See "Investment Restrictions" in the Statement of Additional Information.

  The Portfolio may: (i) borrow money, but only from banks or through reverse repurchase agreements for temporary or emergency (not leveraging) purposes, in an amount of up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made (borrowings repaid within 60 days and not renewed or extended are presumed to be for temporary purposes). While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments; (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only, (a) to secure borrowings for temporary or emergency purposes, or (b) in connection with entering into reverse repurchase agreements; (iii) invest up to 5% of its total assets in the obligations of any single issuer, provided that up to 25% of the value of the Portfolio's total assets may be invested (subject to the provisions of Rule 2a-
7) without regard to any such limitation, and provided further that obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may also be purchased without regard to any such 5% limitation; (iv) concentrate 25% or more of its total assets in bank obligations and invest up to 25% of its total assets in the securities of issuers in any other industry, provided that there is no limitation on investments and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (v) invest up to 10% of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable (which securities could include participation and variable rate demand obligations as to which the Portfolio cannot exercise a related demand feature and as to which there is no secondary trading market). See "Investment Restrictions" in the Statement of Additional Information.

CERTAIN INVESTMENT CONSIDERATIONS

  The Portfolio attempts to increase yields by trading to take advantage of short-term market variations. This policy should not adversely affect the Retail Class, since the Portfolio usually does not pay brokerage commissions when it purchases short-term debt obligations, although the prices at which such instruments are traded generally reflect a premium or discount as compared to their face or par values. The value of the portfolio securities held by the Portfolio will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

  The Board of Directors of Principal Preservation is responsible for the management of Principal Preservation and provides broad supervision over its affairs. Principal Preservation's officers are responsible for the Portfolio's operations. For more information with respect to the Directors of the Portfolio, see "Management of Principal Preservation" in the Statement of Additional Information.

INVESTMENT ADVISOR


  Since August 1, 1994, Ziegler Asset Management, Inc. ("ZAMI") has served as the Advisor to the Portfolio. The Advisor is registered with the Securities and Exchange Commission as an investment adviser. In addition to the Portfolio, the Advisor serves as investment advisor to seven other mutual fund series of Principal Preservation and privately manages numerous customer advisory accounts. On December 31, 1996, the Advisor had approximately $900 million under discretionary management. The address of the Advisor is 215 North Main Street, West Bend, Wisconsin 53095.


  The Advisor is an affiliate of B.C. Ziegler and Company ("Ziegler"). Ziegler currently serves as Accounting/Pricing Agent, Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Portfolio. Ziegler is registered with the Securities and Exchange Commission as an investment advisor and securities broker/dealer and is a member of the National Association of Securities Dealers, Inc. Ziegler has been engaged in the underwriting of debt securities for more than 78 years. Ziegler and the Advisor are ultimately controlled by The Ziegler Companies, Inc., a publicly-owned financial services holding company.

  The Advisor manages the assets of the Portfolio pursuant to an investment advisory agreement dated December 29, 1995 (the "Advisory Agreement"). On November 29, 1994, prior to the Reorganization, shareholders of the Portfolio approved a substantively identical agreement with the Advisor relating to the management of the Portfolio's assets. That agreement was replaced by the current Advisory Agreement in the Reorganization. For services provided under the Advisory Agreement, the Advisor receives from the Portfolio a fee, accrued daily and paid monthly, at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

ADMINISTRATOR

  Pursuant to an Administrative Services Agreement, ZAMI, as administrator of the Portfolio, provides the Portfolio with general office facilities and provides or supervises the overall administration of the Portfolio including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Portfolio; the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio; preparation of certain documents in connection with meetings of the Board of Directors; and the maintenance of books and records of the Portfolio.

  The Administrative Services Agreement with respect to the Portfolio provides that ZAMI is entitled to receive an annual fee from the Portfolio accrued daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets up to $200 million, and 0.10% of such assets over $200 million. This fee is approved each year by the directors of Principal Preservation, including a majority of the Independent Directors.

DISTRIBUTOR

  Ziegler serves as the distributor of shares of the Portfolio and of other Principal Preservation portfolios pursuant to a Distribution Agreement. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of Independent Directors, or by a vote of the holders of a majority of the outstanding shares. The agreement may be terminated at any time by either party on 60 days written notice and will automatically terminate if assigned by the Distributor. Principal Preservation reimburses Ziegler for expenses incurred by it in connection with the distribution of the Portfolio's shares through the Distribution Plan. See "Distribution Plan."

SHAREHOLDER SERVICING AGENTS

  Ziegler presently serves as, and other brokers and financial institutions may in the future serve as, shareholder servicing agents ("Agents") with respect to Class X Shares for shareholder accounts opened and maintained through them by their customers. Such Agents provide shareholder services to the Portfolio with respect to these accounts pursuant to separate shareholder servicing agreements with Principal Preservation. The services include, among others, (a) providing transfer agent and subtransfer agent services for the Agent's customers who purchase and hold Class X Shares through the Agent; (b) aggregating and processing purchase and redemption orders in Class X Shares for the benefit of the Agent's customers and transmitting and receiving funds in connection therewith, including arranging for the wiring of funds; (c) preparing and distributing statements showing Class X Share ownership information with respect to the Agent's customers who purchase and hold Class X Shares through the Agent;
(d) processing dividend payments and other distributions paid or made on Class X Shares which are owned beneficially by the Agent's customers; (e) providing subaccounting services with respect to Class X Shares purchased and held by the Agent's customers through the Agent; (f) communications, such as proxies, shareholder reports, dividend and tax notices and updated prospectuses relating to Class X Shares owned beneficially by the Agent's customers; (g) receiving, tabulating and transmitting proxies executed with respect to Class X Shares owned beneficially by customers of the Agent; (h) providing necessary personnel and facilities to establish and maintain the shareholder services contemplated by the Shareholder Servicing Agreement; (i) verifying and guaranteeing signatures of the Agent's customers in connection with redemption orders and transfers among and changes in customer-designated accounts holding Class X Shares; (j) furnishing, on behalf of the Distributor (either separately or on an integrated basis with other reports sent by an Agent to its customers) all immediate, monthly and annual statements and confirmations of all purchases and redemptions of Class X Shares in the customer's account(s) required by applicable federal or state law; (k) providing reports requested by the Distributor containing state-by-state listing of the principal residences of the Agent's customers who purchase and hold shares of the Portfolio through the Agent; and (l) providing such other related services as Principal Preservation or a customer of the Agent reasonably may request.

  Under the Shareholder Servicing Agreement, the Agent receives a fee for providing these services at an annual rate of up to 0.25% of the Portfolio's average daily net assets representing the Class X Shares purchased and held through the Agent by the Agent's customers. The Agent also is entitled to reimbursement from the Portfolio for out-of-pocket expenses (as opposed to overhead and other internal expenses of the Agent) that the Agent incurs in connection with providing the services contemplated by the Shareholder Servicing Agreement, including without limitation fees and expenses that the Agent pays to third parties in connection with the processing and mailing of proxies and other shareholder communications to its customers with respect to Portfolio shares they purchase and hold through the Agent.

  Ziegler provides transfer and dividend disbursing agent and other shareholder account services with respect to all Institutional Class accounts and those Retail Class accounts that are not serviced separately by an Agent. Ziegler provides these services pursuant to the terms of its Transfer and Dividend Disbursing Agent Agreement with Principal Preservation and receives compensation from the Portfolio deemed reasonable by the Board of Directors of Principal Preservation. The annual rate of compensation is currently $16.00 per shareholder account, which is allocated among the accounts serviced by Ziegler in this capacity. In addition to this compensation, the Transfer and Dividend Disbursing Agent Agreement provides that Ziegler also is entitled to reimbursement from the Portfolio for any out-of-pocket expenses that Ziegler incurs in connection with providing services under the Agreement, including but not limited to expenses for stationary, postage, telephone and telegraph line toll charges, data communication lines and modems and reasonable travel and living expenses.

CUSTODIAN AND DEPOSITORY; ACCOUNTING/PRICING AGENT

  The Portfolio serves as custodian for its assets, including cash and securities. Ziegler provides depository, sub-custodial and accounting services to the Portfolio, including daily valuation of shares, pursuant to a Depository Contract and an Accounting/Pricing Agreement. Under the Depository Contract, Ziegler is entitled to receive compensation for its depository services on an annualized basis as follows: 0.055% of the Portfolio's average daily net assets for the first $50 million in assets of the Portfolio; 0.035% of the next $150 million; 0.03% of the next $300 million; and 0.025% of any assets over $500 million. Ziegler is also entitled to receive compensation from the Portfolio for accounting and pricing services it provides under the Accounting/Pricing Agreement on an annualized basis as follows: 0.04% of 1% of the Portfolio's average daily net assets for assets between $50 million and $100 million; 0.03 of 1% on assets between $100 million and $200 million; and 0.01% of 1% of any assets over $200 million, with an annual compensation minimum of $15,000 and a maximum of $125,000. Ziegler also serves as the Portfolio's portfolio securities depository and provides accounting and pricing services to the Portfolio pursuant to a Depository Agreement and an Accounting/Pricing Services Agreement, respectively. Ziegler receives no compensation for serving as depository, but for its accounting and pricing services receives an annual fee of $3,000 plus reimbursement for out-of-pocket expenses.

EXPENSES

  The Advisor bears all of its expenses for providing services under the Advisory Agreement.

  The respective expenses of the Portfolio include the compensation of the respective officers and Directors of Principal Preservation who are not affiliated with the Advisor or Ziegler; governmental fees; interest charges; taxes; fees and expenses if any, of independent accountants and legal counsel; and insurance premiums.

  Expenses of the Portfolio also include all fees allocable to the Portfolio under Principal Preservation's administrative services, distribution, shareholder servicing and transfer and dividend disbursement agreements with Ziegler; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; its allocated share, together with other portfolios of Principal Preservation, of expenses associated with annual and special shareholder meetings and Director's meetings; expenses relating to the issuance, registration and qualification of shares of the Portfolio and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Portfolio. See "Distribution Expenses" below. Fees common to more than one of the Principal Preservation portfolios are pro rated among them based on total assets. Fees of the Portfolio are allocated equally on a per share basis without regard to class, except for certain expenses which are incurred for the benefit of one of the Classes and not the other (e.g., Rule 12b-1 fees which are incurred exclusively to reimburse the Distributor for expenses it incurs in distributing Class X Shares). These latter expenses are allocated entirely to the class they are intended to benefit.

                   DETERMINATION OF NET ASSET VALUE PER SHARE

  Shares are sold at their net asset value per share. There is no sales charge (see "Purchase Of Shares"). The net asset value of the shares of the Portfolio is determined and the shares of the Portfolio are priced as of 12:00 noon (New York time) on each Business Day of the Portfolio. A "Business Day" is a day on which the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no shares of the Portfolio are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in money market instruments that the Portfolio's net asset value might be materially affected. Net asset value per share is calculated by dividing the value of the Portfolio's net assets by the number of shares of the Portfolio outstanding at the time the determination is made.

  Although Principal Preservation seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance the net asset value will not vary. The valuation of the Portfolio's securities is based on their amortized cost. For more information concerning the amortized cost method of valuation, see "Determination of Net Asset Value" in the Statement of Additional Information.

 PURCHASE OF SHARES

  Shares of the Retail Class may be purchased by investors at net asset value with no sales charge through Ziegler, Selected Dealers or Agents. The minimum initial investment in the Retail Class is $1,000. The subsequent minimum investment in the Retail Class, as provided below, is $50. Shares of the Portfolio may be purchased in only those states where they may be lawfully sold. The Portfolio will not issue shares for consideration other than cash except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of portfolio securities which meet certain criteria in accordance with state securities laws (see "Purchase of Shares" in the Statement of Additional Information). Shares may be purchased by sending a check payable to Principal Preservation Portfolios, Inc., 215 North Main Street, West Bend, Wisconsin 53095.

  You may also purchase shares by wire provided you advise Principal Preservation in advance by calling 800-826-4600. Please wire funds to M&I First National Bank, West Bend, Wisconsin (ABA #075909576), for credit to the account of Principal Preservation, account number 692-343-7. Wire purchase instructions must include the name of the Portfolio, Principal Preservation Cash Reserve Portfolio, and the investor's account number. Wire purchases received by Ziegler prior to 12:00 noon (New York time) on a Business Day are normally effective that day. Wire purchases received after 12:00 noon (New York time) are invested on the next Business Day.

  Orders received by Ziegler or a securities dealer who has entered into a dealer or agency agreement with the Distributor relating to the sale of shares of the Portfolio (a "Selected Dealer"), or by an Agent, prior to 12:00 noon (New York time) will be invested at the net asset value computed at 12:00 noon (New York time). Purchases will therefore be effected on the same day the purchase order is received provided such order is received prior to 12:00 noon (New York time) on any Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Selected Dealer or Agent must promptly forward the order to Ziegler for the investor to receive the next net asset value. It is anticipated that the net asset value of $1.00 per share of the Portfolio will remain constant. Although there can be no assurance that a $1.00 net asset value can be maintained on a continual basis, specific investment policies and procedures will be employed to accomplish this result.

  The minimum initial investment is $1,000, and the minimum additional investment is $50 (except for exchanges, the reinvestment of distributions from a Principal Preservation portfolio, the reinvestment of distributions from various unit investment trusts sponsored by Ziegler, contributions for various retirement plans, or the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II, or the reinvestment of interest payments on bonds underwritten by Ziegler). Agents may establish higher minimums for persons who purchase shares of the Portfolio through them, and may change those minimums from time to time in their discretion.

  A complete application must accompany the placement of an order for an initial purchase. No account application is required for subsequent purchases. Completed applications may be sent to Ziegler, the Portfolio's transfer agent, at the address indicated above. The application may also be sent by facsimile. Please contact the Portfolio at 1-800-826-4600.

                                  REDEMPTIONS

  You may have any or all of your shares redeemed as described below on any Business Day at the net asset value next determined (see "Determination Of Net Asset Value Per Share").

  By Telephone. If you have completed the Telephone Redemption Authorization and signature guarantee sections of the account application, you may redeem shares by calling Principal Preservation at 800-826-4600. This authorization must be on file at least five days prior to the first telephone redemption. This authorization requires a signature guarantee. Redemption will be made by wire to the bank account designated on the account application or a check will be sent to you at the registered address for your account on the business day following the redemption.

  You cannot redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears.

  By establishing the telephone redemption service, you authorize Ziegler or the Portfolio, as the case may be, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You should bear in mind that, by establishing the telephone redemption service, you assume some risks for unauthorized transactions. Ziegler and the Portfolio have implemented, and any other Agents will be required to implement, procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions.
If either of Ziegler or the Portfolio or any of their employees fail to abide by these procedures, the Portfolio may be liable to a shareholder for losses he or she suffers from any resulting unauthorized transaction(s). However, neither Ziegler, the Portfolio, Principal Preservation, nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

  By Mail.  To redeem shares by mail, send the following information to the
Portfolio: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number; (2) the stock certificates for the shares being redeemed, if the certificates are held by the shareholder; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

  The Portfolio will redeem shares when it has received all necessary documents. You will be notified promptly if your redemption request cannot be accepted. The Portfolio cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions. Questions concerning redemption procedures should be directed to the Portfolio or your Agent (if Ziegler is your Agent, please call 800-826-4600).

  Signature Guarantees. To protect you, your Agent and the Portfolio from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Portfolio to be sure that you are the person who has authorized a redemption from their account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank; (3) authorizations to redeem by telephone; and (4) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

  The Portfolio will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

  Sending Redemption Proceeds. The Portfolio will not send redemption proceeds until all payments for the shares being redeemed have cleared, which normally takes 15 days from the receipt of payment for the shares.

  By Mail. The Portfolio mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents.

  By Wire. The Portfolio will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. Ziegler currently deducts a $10.00 wire charge from the redemption proceeds. The Portfolio will advise you of any wire charges it imposes. These charges are subject to change. You will be responsible for any charges which your bank may make for receiving wires.

  Checkwriting. Upon request, investors will be provided with checks to be drawn on the Portfolio ("Redemption Checks"). Redemption Checks may be written for amounts not exceeding $500,000. Investors who write Redemption Checks for amounts under $250 will be charged a $10.00 service fee per check. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed as of the next determined net asset value to cover any amounts paid. Investors continue earning income dividends until Redemption Checks are presented for payment. Investors wishing to use this method of redemption must complete and return the Account Information Form, which is available from the Portfolio. Redemption Checks should not be used to close your account. The Portfolio reserves the right to modify or terminate this privilege at any time. Redemption Checks may not be available through Agents other than Ziegler. In addition, these Agents may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the Portfolio's approval, minimum amount requirements for Redemption Checks may also vary.

  Unless otherwise authorized on the Account Information Form, Redemption Checks must be signed by all account owners. If the Portfolio receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any Redemption Check. Shares purchased by check may not be redeemed via Redemption Check until 15 days after receipt of funds for said shares. Investors may not use checkwriting to redeem shares held in certificated form.

  Your Agent or the Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a Redemption Check for less than $250 is presented for payment, (b) the amount of a Redemption Check presented for payment exceeds the value of the investor's account, (c) a Redemption Check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

  Redemption through Securities Brokers. Shares can also be redeemed through a securities dealer, who may charge a fee.

  Conditions on Redemptions. For accounts opened prior to May 1, 1995, if, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio has the right to redeem your account, after giving 60 days notice, unless you make additional investments to bring the account value to $1,000 or more.

  The Portfolio may suspend the right to redeem shares for any period during which (a) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (b) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (c) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders, Principal Preservation's Board of Directors may determine that it may not be reasonably practical for the Portfolio to calculate the fair value of its net assets, and therefore it is possible that the Portfolio will suspend the right to redeem shares.

  It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Portfolio.

                              SHAREHOLDER SERVICES

  Principal Preservation offers a number of shareholder services designed to facilitate investment in shares of the Portfolio. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained from Principal Preservation or Ziegler. Some of the services described below may not be available from all Agents. Shareholders and prospective investors should check with their Agent to determine if the Agent makes all of these services available.

  Systematic Purchase Plan. A Systematic Purchase Plan ("SPP") may be established at any time. The minimum initial investment to participate in the SPP is $100 ($50 if your account is valued at more than $1,000). Minimum subsequent monthly deposits are $100. By participating in the SPP, you may automatically make purchases of Portfolio shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of shares. The SPP can be implemented with any financial institutions that will accept the debits. There is no service fee for participating in the SPP. An application and instructions on establishing an SPP are available from your Agent or Principal Preservation.

  Periodic Withdrawal Plan. You may establish a periodic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Portfolio (except for distributions from an IRA). The periodic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum periodic withdrawal plan amount is $150 per month. Normally, you would not make regular investments at the same time you are receiving periodic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The periodic withdrawal plan may be terminated at any time by written notice.

  Reinvestment of Distributions or Interest Payments. Unitholders of Ziegler sponsored unit investment trusts, bondholders of Ziegler Mortgage Securities, Inc. II bonds and purchasers of bonds underwritten by Ziegler may purchase shares of the Portfolio by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest payments on their bonds underwritten by Ziegler. Unitholders and bondholders desiring to participate in this plan should contact Ziegler for further information.

  Tax Sheltered Retirement Plans. Shares of the Portfolio are available for purchase in connection with the following tax-sheltered plans. Forms of plans are available for (a) Individual Retirement Accounts, (b) 401(k) Plans, (c) Simplified Employee Pensions (SEPs) and (d) 403(b) Plans for employees of most nonprofit organizations. Copies of the plans and other information are available from the Distributor. They should be carefully reviewed and considered with your tax or financial adviser. IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account. For further information regarding plan administration, custodial fees and other details, investors should contact Ziegler.

  Exchange Privilege. Provided the minimum investment requirement applicable to the Portfolio is met, shares of the Portfolio may be exchanged for shares of any other Principal Preservation portfolio in any state where the exchange may legally be made. The standard sales commission applicable to purchases of shares of the other Principal Preservation portfolio (as disclosed in the then current prospectus for that Principal Preservation portfolio) will be charged in connection with the exchange. However, if the shares of the Portfolio being exchanged were initially acquired by exchange of shares from another Principal Preservation portfolio on which a sales commission was paid, the previously-paid sales commission will be credited against the amount of any sales commission applicable to the exchange; provided, if a front-end sales commission was previously paid with respect to the shares of the Portfolio being exchanged and the investment represented by such shares has been held in one or more Principal Preservation portfolios continuously for at least six months prior to the proposed exchange, then no additional sales commission will be charged in connection with the exchange. Before engaging in any such exchange, a shareholder should obtain from Ziegler and carefully read the current prospectus relating to the Principal Preservation portfolio into which he or she intends to exchange.

  In order to effect an exchange on a particular Business Day, Ziegler must receive a completed exchange authorization form or other written instructions, signed by all account owners, no later than 3:00 p.m. New York time. Exchange authorization forms may be obtained from, and should be returned to, Ziegler at 215 North Main Street, West Bend, Wisconsin 53095. Ziegler may accept instructions from Selected Dealers or Agents, subject to certain conditions and requirements, for the exchange of shares held in an investor's account. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days' prior notice of any change that adversely affects their rights under this exchange privilege. All exchanges are subject to the conditions described above under "Redemptions."

  An exchange of shares is considered a sale for tax purposes and a shareholder in the Portfolio will realize a gain or loss for federal income tax purposes on the related redemption of his or her shares in the Portfolio.

            DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

  The Portfolio determines its net income and realized capital gains, if any, on each Business Day and allocates all such income and gain pro rata among the Portfolio at the time of such determination. Principal Preservation declares dividends from the Portfolio's income on each Business Day and pays cash dividends for the preceding month within the first five Business Days of each month. The Portfolio reserves the right to include realized short-term gains, if any, in any such daily dividends. Distributions of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryovers. Since the Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, Principal Preservation expects to make such other distributions as are necessary to avoid the application of this tax. Unless a shareholder instructs Principal Preservation to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at net asset value in additional shares of the Portfolio.

                                   TAX STATUS

  Principal Preservation intends to qualify the Portfolio as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Portfolio meets the requirements imposed by the Code, the Portfolio will not pay any federal income or excise taxes. Dividends paid by the Portfolio from its taxable net investment income and distributions by the Portfolio of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Portfolio. Principal Preservation does not expect that the Portfolio will realize long-term capital gains and thus does not contemplate paying distributions taxable to shareholders as long-term capital gains. The Portfolio's dividends and distributions will not qualify for the dividends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Portfolio's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Portfolio during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Portfolio under state and local laws generally and to determine whether dividends paid by the Portfolio that represent interest derived from U.S. Government securities are exempt from any applicable state or local income taxes.

                             DESCRIPTION OF SHARES


  The authorized common stock of Principal Preservation consists of one billion shares, par value $0.001 per share. The shares of Principal Preservation presently are divided into eight series, including Cash Reserve. Presently 400 million shares of Principal Preservation's shares of common stock are allocated to the Cash Reserve series, which consists of two Classes of common stock, the Institutional Class and the Retail Class. Each class is presently allocated 200 million shares of Principal Preservation's authorized common stock. The Board of Directors of Principal Preservation may authorize the issuance of additional series of common stock (portfolios), and/or additional classes within any such series, and may increase or decrease the number of such shares in each series and/or any such class(es).

  Each share of each series of Principal Preservation (including each share of the Classes) is entitled to one vote on each matter presented to shareholders of that series. For matters that affect both Classes similarly (such as election of directors, ratification of accountants, etc), holders of the separate Classes of shares will vote together. On matters that affect the rights and privileges appertaining to the shares of one class of Cash Reserve differently from the rights and privileges appertaining to the other class, the shareholders of each class will vote separately and, in order to be approved with respect to the affected class, the requisite approval must be obtained from the holders of shares within that class. Each share of Cash Reserve (including both Classes) is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to Cash Reserve, and all shares of Cash Reserve have equal rights in the event of a liquidation of Cash Reserve. Shares of both Classes of Cash Reserve are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the class as full shares in that class. Shares do not have cumulative voting rights.

  As a Maryland corporation, Principal Preservation is not required to hold annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. On matters affecting an individual series (including Cash Reserve), such as approval of advisory or sub-advisory contracts and changes in fundamental investment policies of that series, a separate vote of the shares of that series is required. Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Directors.

  As defined in the 1940 Act and as used in this Prospectus, the phrase "majority vote of the outstanding voting securities" means the vote of the lesser of: (1) 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (2) more than 50% of the outstanding voting securities.

                               DISTRIBUTION PLAN


  The Portfolio is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act to use a portion of its assets to finance certain activities relating to the distribution of its Class X Shares to investors. The Plan permits payments to be made by the Portfolio to Ziegler to reimburse it for expenditures incurred by it in connection with the distribution of shares to investors. These payments include, but are not limited to, the payment of trail commissions to Ziegler and Selected Dealers, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities. Plan payments may also be made to reimburse Ziegler for its overhead expenses related to distribution of shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years. Currently, Principal Preservation expects that all of the Portfolio's payments under the Plan will be used to pay trail commissions. These commissions are accrued daily and paid quarterly to Ziegler or to Selected Dealers and are equal on an annual basis to
0.15 of 1% of the average daily net assets of the Portfolio.

  Under the Plan, the payments as to the Portfolio may not exceed an amount computed at an annual rate of 0.15 of 1% of the average daily net assets. The Plan continues in effect, if not sooner terminated in accordance with its terms, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Advisor. For further information regarding the Plan, see the Statement of Additional Information.

                               OTHER INFORMATION

  Transfer and Dividend Disbursing Agent. B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 acts as transfer and dividend disbursing agent for the Portfolio pursuant to an agreement with Principal Preservation. For its services provided thereunder, Ziegler may collect certain fees, based on the number of accounts, as agreed upon from time to time between Ziegler and Principal Preservation (currently $16.00 per account). See "Management-Shareholder Servicing Agents."

  Shareholder Statements and Reports. Shareholders receive confirmations at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Portfolio.

  Shareholder Inquiries. Shareholder inquiries may be directed to Principal Preservation at 215 North Main Street, West Bend, Wisconsin 53095; or by telephone at (800-826-4600).

  Performance Information. From time to time, the Portfolio may provide yield, effective yield, and/or total rate of return quotations and may also quote fund rankings in the relevant fund category from various sources, such as Lipper Analytical Services, Inc. and IBC/Donoghue's Money Fund Report. The current yield for the Portfolio will be calculated by dividend net investment income per share during a recent 7-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. The effective yield takes into account the effects of compounding over the same 7-day period. Total rate of return quotations will reflect the average annual percentage change overstated periods in the value of an investment in the Portfolio. Yield reflects only net portfolio income as of a stated time, while total rate of return reflects all components of investment return over a stated period of time. The Portfolio's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.
For a discussion of the manner in which the Portfolio will calculate its yield, effective yield, and total rate of return, see the Statement of Additional Information.

  Investors should note that the investment results of the Portfolio will fluctuate over time, and any presentation of the Portfolio's current yield, effective yield, or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Questions and Answers                                                2
Expenses                                                             3
Financial Highlights                                                 4
Investment Objective and Policies                                    5
Management                                                          11
Determination of Net Asset Value Per Share                          13
Purchase of Shares                                                  13
Redemptions                                                         14
Shareholder Services                                                16
Dividends, Capital Gains Distributions and Reinvestments            17
Tax Status                                                          18
Description of Shares                                               18
Distribution Plan                                                   19
Other Information                                                   19


PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

INVESTMENT ADVISER & ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, TRANSFER
AND DIVIDEND DISBURSING AGENT,
SHAREHOLDER SERVICING AGENT AND
DEPOSITORY AND ACCOUNTING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

COUNSEL
   Quarles &Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


   PP 880-5/97

 PRINCIPAL PRESERVATION CASH RESERVE PORTFOLIO (THE "PORTFOLIO") CLASS X COMMON
                             STOCK  (RETAIL CLASS)
                            ACCOUNT APPLICATION FORM

MAKE CHECK OR MONEY ORDER PAYABLE TO:
Principal Preservation Cash Reserve Portfolio Class X Common Stock
MAIL TO:
Principal Preservation
215 North Main Street
West Bend, WI  53095
------------------------------------------------------------------------------
ACCOUNT REGISTRATION
Individual
------------------------------------------------------------------------------
First        Middle Initial                      Last Name

Joint Owner
------------------------------------------------------------------------------
First          Middle Initial                    Last Name
(In case of joint registration, a joint tenancy with right of survivorship will be presumed, unless otherwise indicated.)

Uniform Gift To Minor
------------------------------------------------------------------------------
Custodian's Name

Other
------------------------------------------------------------------------------
Name of corporation, other organization or fiduciary; if trust, state trustee, maker and date of trust

------------------------------------------------------------------------------
Print -- Street Address                        (Area code)   Telephone No.
(optional)

------------------------------------------------------------------------------
City                                          State             Zip Code
Citizen of:        United States      Other
                                                            (please specify)
------------------------------------------------------------------------------
INVESTMENT
The amount I wish to invdst in Principal Preservation Cash Reserve Portfolio Class X shares is $_______________ (minimum $1,000)

------------------------------------------------------------------------------
REQUEST FOR INFORMATION

I am interested in one or more of the following Portfolios.
Please send me a prospectus:
____ Government, S&P 100 Plus, Tax-Exempt, Select Value, PSE Tech 100 Index and/or Dividend Achievers Portfolios
____ Wisconsin Tax-Exempt Portfolio

------------------------------------------------------------------------------
METHOD OF PAYMENT
Shares purchased by personal or corporate check may not be redeemed by telephone or otherwise until 15 days after investment date.
_____ Personal Check or ____ Other _______________________________
                                     (specify)
------------------------------------------------------------------------------
DIVIDEND AND DISTRIBUTION OPTIONS
Until I advise you to the contrary, I elect to:
___ Reinvest all dividends and capital gain distributions.
(If no box is checked, all dividends and capital gain distributions will be reinvested in additional Class X shares.)
___ Receive dividends in cash and reinvest capital gains.
___ Receive all distributions in cash.
------------------------------------------------------------------------------
SYSTEMATIC PURCHASE PLAN ("SPP")
If you select this option please review the terms and conditions in the Prospectus. I hereby authorize the Portfolio to withdraw from my checking account: $______________ ($100 minimum) on or about the ___ 5th or ___ 20th of each month.
An account must be previously established or a check in the amount of at least $1,000 must accompany application to be used to purchase Class X shares.
Through the financial institution as follows:

------------------------------------------------------------------------------
Name of Financial Institution           Branch Name and Number

------------------------------------------------------------------------------
Address of Financial Institution
Please attach an unsigned and voided check from the checking account you wish to use for the Automatic Investment Plan. Write "Void" across the face of the check. Your check must be imprinted with all name(s) on your bank account and carry your financial institution's magnetic ink coding numbers across the bottom.
Signature                                   Signature                    Date

-----------------------------------------------------------------------------
(If your checking account is held by more than one person, all account holders must sign this application.)

THIS FORM MUST BE ACCOMPANIED BY A PROSPECTUS.
   PP 341-5/97

------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS - By wire to:

------------------------------------------------------------------------------
Bank Name and Your Bank ABA Routing Number

------------------------------------------------------------------------------
Bank Address - Street                   Name of Bank Account

------------------------------------------------------------------------------
City                  State   Zip        Your Bank Account Number
If you request Telephone Redemptions, you must obtain a Signature Guarantee (below).
------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PAYMENT
Beginning _____________, 19___   please send checks in the amount of
$_________________.
  ($250 minimum)
Monthly____________ Quarterly________________
Please allow 30 days to start a program. Checks will be sent on the 26th day of each month (the next business day if a holiday).
___ Payment to be made to registered owner's address of record.
___ Payment to be made to other than registered shareholders, identified at right:

------------------------------------------------------------------------------
Bank or Payee's Name

------------------------------------------------------------------------------
Account Number

------------------------------------------------------------------------------
Name

------------------------------------------------------------------------------
Street Address

------------------------------------------------------------------------------
City                          State      Zip
If you request payments to be made other than to the registered shareholder, you must obtain a Signature Guarantee (below).
------------------------------------------------------------------------------
SIGNATURE (This section must be filled out by new accounts.)
By the execution of this Application the investor represents and warrants that he has full right, power and authority, and, if a natural person, is of legal age in his state of residence, to make the investment applied for pursuant to this Application, and the person or persons, if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application, and to purchase or redeem shares of the Fund on behalf of the investor. The investor hereby affirms that he has received a current Prospectus. "Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding."
X                                     X
------------------------------------------------------------------------------
Signature of Applicant           Date    Signature of Joint Registrant, if any

1. ONLY INDIVIDUALS FILL IN

------------------------------------------------------------------------------
Social Security Number     Print Name of Taxpayer Whose Number Appears at Left

OR ONLY CORPORATIONS, PARTNERSHIPS, TRUSTS INSTITUTIONS FILL IN

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Firm Name

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Date                     Signature and Title

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Taxpayer Identification Number   Date           Signature and Title
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SIGNATURE GUARANTEE (Required for Telephone Redemptions or Periodic Withdrawal
Payment options, if chosen above.) Signature(s) Guaranteed by commercial bank or trust company or member firm of a national stock exchange.

By:
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(Authorized Signature)                          Name of Bank or Firm

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DEALER IDENTIFICATION
B.C. Ziegler and Company (the "Distributor"), acts as agent in all purchases by the investor of the Portfolio's Class X shares. The Distributor and the authorized dealer, if any, named below each authorizes and appoints B.C. Ziegler and Company to act as its agent to execute the purchase of Class X shares by the investor, whether the payment is received from the Distributor, the authorized dealer or directly from the investor, and to confirm such purchases on their behalf.
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Dealer's Name

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Home Office Address                   City            State      Zip Code
By
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Authorized Signature of Dealer             Address of Office Servicing Account

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Branch No.        Salesman's No.        Salesman's Last Name        Dealer No.

(Principal Preservation Logo)

                             Cash Reserve Portfolio
                                 Class Y Shares
                             (Institutional Class)

                                   May 1, 1997

                                   PROSPECTUS


                             PRINCIPAL PRESERVATION
                                PORTFOLIOS, INC.
                             CASH RESERVE PORTFOLIO

                   CLASS Y COMMON STOCK (INSTITUTIONAL CLASS)
                      MINIMUM INITIAL INVESTMENT:  $50,000

  The Class Y Common Stock (the ''Class Y Shares'' or ''Institutional Class'') of the Cash Reserve Portfolio (the ''Fund''), a money market series of Principal Preservation Portfolios, Inc. (''Principal Preservation''), is one class of a series of separate mutual fund portfolios within the Principal Preservation family of funds. The Fund seeks to provide high current income consistent with stability of principal and the maintenance of liquidity. The Fund invests in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. The Fund's investment adviser (the ''Adviser'') is Ziegler Asset Management, Inc. Shares of the Institutional Class are continuously sold primarily to institutional investors, although sales are open to the general public.


  This Prospectus sets forth concisely the information that an investor should know before investing in shares of the Fund. Investors should read and retain this prospectus for future reference. A Statement of Additional Information dated May 1, 1997, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by telephone or written request to B.C. Ziegler and Company (the ''Distributor''), 215 North Main Street, West Bend, WI 53095 (Telephone 800-826-4600) or from Selected Dealers that have agreements with respect to distribution of shares of the Fund. Shareholder inquiries should be directed to Principal Preservation at 215 North Main Street, West Bend, WI 53095; (Telephone 800-826-4600).

  THE SHARES OF THE FUND OFFERED HEREBY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE PRINCIPAL PRESERVATION SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OF THE FUND, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUING BASIS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is May 1, 1997.

                             QUESTIONS AND ANSWERS

WHAT ARE THE PRINCIPAL PRESERVATION PORTFOLIOS?

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Fund was established in 1993 and the Institutional Class was established in 1995. Prior to January 1, 1996 the Institutional Class operated as a series of a separate investment company in a two-tiered master/feeder fund structure under the name Prospect Hill Prime Money Market Fund, a series of Prospect Hill Trust. Effective December 31, 1995, that two-tiered structure was collapsed in a tax-free reorganization transaction (the ''Reorganization'') into the present dual class structure within the Fund. Shares of Prospect Hill Prime Money Market Fund were converted in the Reorganization into shares of the Fund's Institutional Class. Other portfolios of Principal Preservation and a second class (the ''Retail Class'') of shares of the Fund are offered by separate prospectuses.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

  The Fund seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. For detailed descriptions of the Fund's investment objective and policies, see ''Investment Objective and Policies'' below. There can be no assurance that the Fund's investment objective will be achieved.

HOW IS INCOME DISTRIBUTED?

  Dividends will be declared daily and paid monthly. Any net realized capital gains will be declared and paid annually. Investors may receive their income dividends and capital gain distributions in additional shares of the Institutional Class, in additional shares in another Principal Preservation portfolio (investors should obtain a current prospectus and read it carefully before investing in any of the other Principal Preservation Portfolios) or in cash (see ''Dividends, Capital Gains Distributions and Reinvestments'').

WHO MANAGES THE PORTFOLIO?

  Ziegler Asset Management, Inc. is the investment adviser for the Fund, and also serves as Administrator to the Fund. The Adviser is a wholly-owned subsidiary of The Ziegler Companies, Inc. B.C. Ziegler and Company (''Ziegler''), another wholly-owned subsidiary of The Ziegler Companies, Inc., currently serves as Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Fund. See ''Management.''

HOW CAN SHARES BE PURCHASED?

  Shares are offered continuously and may be purchased by institutional and non-institutional purchasers from the Distributor. There is no sales charge. The minimum initial investment is $50,000. The minimum subsequent investment is $100 (see ''Purchase of Shares'').

HOW CAN YOU REDEEM OR EXCHANGE YOUR SHARES?

  Investors may redeem all or a portion of their shares on any business day. Redemptions may be made by mail, telephone or check (see ''Redemptions'').

HOW CAN I LEARN MORE ABOUT THE FUND'S RETAIL CLASS?

  As noted above, in addition to its Institutional Class of shares, the Fund also offers a Retail Class of shares. The Retail Class is distributed through a retail broker/dealer network, has a low ($1,000) minimum investment amount, and carries a Rule 12b-1 distribution fee. The difference in the expense structure between the Retail Class and the Institutional Class may result in variances in performance between the two classes. The Retail Class is offered through a separate prospectus which may be obtained without charge by telephone or written request to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (telephone 800-826-4600), or from Selected Dealers that have entered into agreements with respect to the distribution of shares of the Fund or any other person offering shares of the Institutional Class described in this Prospectus.

                                    EXPENSES

  The following table provides (i) a summary of expenses relating to purchases and sales of shares of the Institutional Class, and the aggregate annual operating expenses for the Institutional Class, as a percentage of average net assets of the Institutional Class, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Institutional Class.

ANNUAL OPERATING EXPENSES

   (as a percentage of average net assets)
   Investment management fees                                         .20%
   Distribution (Rule 12b-1) fees                                     None
   Administrative service fees                                        .15%
   Other expenses (1)<F1>                                             .19%
                                                                     -----
Total operating expenses(1)<F1>                                       .54%
                                                                     -----
                                                                     -----

(1)<F1>For the year ended December 31, 1996, the Adviser voluntarily waived administrative fees and reimbursed certain expenses to the Fund. Giving effect to these fee waivers and expense reimbursements, the Fund's "Administrative Service Fees," "Other Operating Expenses" and "Total Operating Expenses" amounted to 0.10%, 0.04% and 0.34%, respectively, of the Fund's average net assets.

EXAMPLE

                                             1 YEAR   3 YEARS 5 YEARS  10 YEARS
                                             ------   ------- -------  --------
A holder of shares of the Fund's Institutional
Class would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of
each time period                               $6       $18     $31      $68


  THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the table is to assist investors in understanding the various costs and expenses that shareholders of the Institutional Class will bear directly or indirectly. For more information with respect to the expenses of the Institutional Class, see ''Management''.

                             FINANCIAL HIGHLIGHTS


  The following Financial Highlights table presents information relating to a share of the Fund outstanding for the periods presented. This information should be read in conjunction with the audited financial statements and related notes contained in the Fund's 1996 Annual Report to Shareholders, which financial statements are incorporated herein by reference. The information presented in the table has been audited by Arthur Andersen LLP, independent public accountants, whose report is contained in the Fund's Annual Report to Shareholders. You may obtain copies of the 1996 Annual Report without charge from the Distributor.


                                                           FOR THE YEAR ENDED
                                                            DECEMBER 31, 1996
                                                           ------------------
(Selected data for each share of the Fund outstanding throughout the periods)

Net asset value, beginning of period                                    $1.00
                                                                       ------
Income from investment operations:
  Net investment income                                                  0.05
Less distributions:
  Dividends from net investment income                                 (0.05)
                                                                      -------
Net asset value, end of period                                          $1.00
                                                                      =======
Total investment return                                                 5.20%
Ratios/Supplemental Data:
  Net assets, end of period (nearest thousand)                        $35,120
  Ratio of expenses to average net assets (a)<F5>                       0.34%
  Ratio of net investment income to average net assets (a)<F5>          4.95%

(a)<F5>For the year ended December 31, 1996, the Adviser voluntarily waived a portion of its fees and reimbursed certain expenses. Without these voluntary waivers and reimbursements, the annualized ratios would have been as follows:

  Ratio of expenses to average net assets                               0.54%
  Ratio of net investment income to average net assets                  4.75%



                       INVESTMENT OBJECTIVE AND POLICIES
INTRODUCTION

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal. Ziegler Asset Management, Inc. is the Adviser to the Fund. The Adviser manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies. The selection of investments for the Fund and the way they are managed depend on the condition and trends in the economy and the financial market places.

INVESTMENT OBJECTIVE

  The Fund seeks to obtain a high level of current income to the extent consistent with stability of principal and the maintenance of liquidity. The Fund invests in high quality short-term money market instruments consistent with its specific investment objective. Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Fund. There can be no assurance that the investment objective of the Fund will be achieved or that Principal Preservation will be able to maintain a per share net asset value of $1.00. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

  The investment objective of the Fund may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities, including all classes voting together.

  The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in the Statement of Additional Information.

INVESTMENT POLICIES

  To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, repurchase agreements and high quality domestic commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States. The Fund reserves the right to concentrate 25% or more of its total assets in obligations of domestic branches of domestic banks.

  Principal Preservation seeks to maintain a net asset value of $1.00 per share of the Fund for purchases and redemptions. To permit this, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the ''1940 Act''), certain requirements of which are summarized below. For further information regarding the amortized cost method of valuing securities, see ''Determination of Net Asset Value''in the Statement of Additional Information.

  In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Directors of the Fund (the ''Board of Directors'') to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an ''NRSRO'') (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors (collectively, ''Eligible Securities'').

  Eligible Securities include ''First Tier Securities'' and ''Second Tier Securities.'' First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Adviser pursuant to the guidelines adopted by the Board of Directors. Second Tier Securities are all other Eligible Securities. The Fund will invest at least 95% of its total assets in First Tier Securities.

  The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

  In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guarantees or other credit support) issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government (including those collateralizing repurchase agreements) without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Adviser, in accordance with guidelines and procedures established by the Board of Directors, to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security.

  Bank Obligations. The Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit (''Yankee CDs''), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Fund will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Fund may also invest to a limited extent in certificates of deposit and time deposits issued by foreign banks outside the United States. The Fund's investments in such foreign bank obligations may not exceed 5% of the Fund's assets.

  The Fund may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

  To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions.
The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined by the Adviser to be of high quality.

  U.S. Government and Agency Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. U.S. Government agency securities in which the Fund commonly invests include securities issued by Federal Home Loan Banks, Federal National Market Association, Federal Farm Credit Bank Agency, Federal Home Loan Mortgage Corporation, Student Loan Mortgage Association, Farmer's Home Administration, as well as others. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

  U.S. Government and agency securities in which the Fund may invest include variable and floating rate securities with maturities that may extend beyond 13 months from the date of purchase. However, under Rule 2a-7, the Fund may purchase such agency securities only if the interest rate adjusts not less frequently than every 762 days and at each interest rate adjustment date the security reasonably can be expected to have a market value that approximates its par value. However, the Adviser has expressed its intention not to invest the Fund's assets in certain categories of securities with final maturities in excess of 397 days from the date of purchase, including but not limited to structured U.S. Government agency securities such as dual index floaters, inverse floaters, leveraged floaters, capped floaters, range floaters, floating rate securities tied to the cost of funds of the 11th District Federal Home Loan Bank and securities with interest rates tied to 10-year constant maturity U.S. Treasury securities.

  Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of U.S. dollar-denominated direct obligations issued by domestic and, subject to the 5% limit discussed below (see ''Foreign Securities''), foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable rate and amount master demand notes) issued by domestic corporations.

  Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Fund may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for such securities held by the Fund, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Directors. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Portfolio during such period.

  Securities Lending. The Fund may seek to increase its income by lending securities from its portfolio to banks, brokers or dealers and other recognized institutional investors needing to borrow securities. Such loans may not exceed 33 1/3% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government and other high quality securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest payable on the loaned security, and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

  Repurchase Agreements and Reverse Repurchase Agreements. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund or a sub-custodian will have custody of securities acquired by the Fund under a repurchase agreement.

  The Fund may enter into repurchase agreements with banks or broker-dealers with respect to government securities or other high quality securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Adviser will monitor on an ongoing basis the value of the collateral in accordance with the terms of the repurchase agreement. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

  The Fund also may enter into repurchase agreements with entities that are neither banks nor broker-dealers, provided that, in accordance with the Fund's policies with respect to repurchase agreements, the Board of Directors of the Fund approves or ratifies the transaction upon the determination by the Board, or by the Adviser on its behalf, that entering into a repurchase agreement with such entity presents minimal credit risk, that the entity presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement, and that the repurchase agreement is otherwise an eligible security for purchase by the Fund. Such entities are not subject to the types and kinds of regulations or governmental supervision to which banks and broker-dealers are subject, and there may not be available the same types of financial information about such entities as is available with respect to banks and broker-dealers.

  The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, in an amount of up to one-third of the value of the Fund's total assets (including the amount borrowed) less its total liabilities (not including the amount borrowed). The Fund also may enter in agreements to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a ''reverse repurchase agreement''). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

  Foreign securities. Except for Yankee CDs, the Fund may invest no more than 5% of its total assets in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. For a complete description of foreign securities the Fund may purchase, see ''Investment Program'' in the Statement of Additional Information.

  Guaranteed Investment Contracts. The Fund may invest in guaranteed investment contracts (''GICs'') issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's total assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

  When-issued and Forward Commitment Securities. The Fund may purchase securities on a ''when-issued'' basis and may purchase or sell securities on a ''forward commitment'' basis in order to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  Zero Coupon Obligations. The Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay the accrued dividends prior to maturity of the zero coupon obligation.

  Investments in Other Investment Companies. The Fund occasionally may invest in securities of other investment companies, subject to certain limitations and restrictions described in the Statement of Additional Information. See Investment Restriction No. 13 in the section of the Statement of Additional Information captioned ''Investment Restrictions.'' Such securities are purchased by the Fund primarily on an overnight basis with cash received by the Fund too late in the business day to be invested that same day in securities in which the Fund invests. However, subject to complying with the limitations and restrictions set forth in the Statement of Additional Information, the Adviser has the authority to make and retain investments in other investment companies for an indefinite period of time, and may do so in response to presently unforeseen market or economic conditions or other circumstances. An investment by the Fund in other investment companies may cause the Fund to incur increased administration and distribution costs.

  Certain Other Obligations. In order to allow for investments in new instruments that may be created in the future, upon Principal Preservation supplementing this Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

  See ''Investment Program'' in the Statement of Additional Information for more information about these and other types of instruments in which the Fund may invest, including variable rate and floating rate securities, unsecured promissory notes and participation interests.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. See ''Investment Restrictions'' in the Statement of Additional Information.

  The Fund may: (i) borrow money, but only from banks or through reverse repurchase agreements for temporary or emergency (not leveraging) purposes, in an amount of up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made (borrowings repaid within 60 days and not renewed or extended are presumed to be for temporary purposes). While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments; (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only, (a) to secure borrowings for temporary or emergency purposes, or (b) in connection with entering into reverse repurchase agreements; (iii) invest up to 5% of its total assets in the obligations of any single issuer, provided that up to 25% of the value of the Fund's total assets may be invested (subject to the provisions of Rule 2a-7) without regard to any such limitation, and provided further that obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may also be purchased without regard to any such 5% limitation; (iv) concentrate 25% or more of its total assets in bank obligations and invest up to 25% of its total assets in the securities of issuers in any other industry, provided that there is no limitation on investments and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (v) invest up to 10% of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable (which securities could include participation and variable rate demand obligations as to which the Portfolio cannot exercise a related demand feature and as to which there is no secondary trading market). See ''Investment Restrictions'' in the Statement of Additional Information.

CERTAIN INVESTMENT CONSIDERATONS

  The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy should not adversely affect the Institutional Class, since the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations, although the prices at which such instruments are traded generally reflect a premium or discount as compared to their face or par values. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

  The Board of Directors of Principal Preservation is responsible for the management of Principal Preservation and provides broad supervision over its affairs. Principal Preservation's officers are responsible for the Fund's operations. For more information with respect to the Directors of the Fund, see ''Management of Principal Preservation'' in the Statement of Additional Information.

INVESTMENT ADVISER


  Since August 1, 1994, Ziegler Asset Management, Inc. has served as the
Adviser to the Fund and, prior to the Reorganization, to the Fund's predecessors in interest. The Adviser also serves as Administrator to the Fund. The Adviser is registered with the Securities and Exchange Commission as an investment adviser. In addition to the Fund, the Adviser serves as investment adviser to seven other mutual fund series of Principal Preservation and privately manages numerous customer advisory accounts. On December 31, 1996, the Adviser approximately $900 million under discretionary management.
The address of the Adviser is 215 North Main Street, West Bend, Wisconsin
53095.


  The Adviser is a wholly-owned subsidiary of The Ziegler Companies, Inc. Ziegler, another wholly-owned subsidiary of The Ziegler Companies, Inc., currently serves as Distributor, Transfer and Dividend Disbursement Agent and Shareholder Servicing Agent for the Fund. Ziegler is registered with the Securities and Exchange Commission as an investment adviser and securities broker/dealer and is a member of the National Association of Securities Dealers, Inc. Ziegler has been engaged in the underwriting of debt securities for more than 78 years. The Ziegler Companies, Inc. is a publicly-owned financial services holding company.

  The Adviser manages the assets of the Fund pursuant to an investment advisory agreement dated December 29, 1995 (the ''Advisory Agreement''). On November 29, 1994, prior to the Reorganization, shareholders of the Fund's predecessors in interest approved a substantively identical investment advisory agreement, dated August 1, 1994. For services provided under the Advisory Agreement, the Adviser receives from the Fund a fee, accrued daily and paid monthly, at an annual rate equal to 0.20% of the Fund's average daily net assets.

ADMINISTRATOR

  Pursuant to an Administrative Services Agreement, Ziegler Asset Management, Inc., as administrator of the Fund, provides the Fund with general office facilities and provides or supervises the overall administration of the Fund including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Fund; the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Fund; preparation of certain documents in connection with meetings of the Board of Directors of the Fund; and the maintenance of books and records of the Fund.

  The Administrative Services Agreement with respect to the Fund provides that Ziegler Asset Management, Inc. is entitled to receive an annual fee from the Fund accrued daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, and 0.10% of such assets over $200 million. This fee is approved each year by the Directors of Principal Preservation, including a majority of the independent directors.

DISTRIBUTOR

  Ziegler serves as the distributor of shares of the Fund's Institutional Class and of other Principal Preservation portfolios pursuant to a Distribution Agreement. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of Independent Directors, or by a vote of the holders of a majority of the outstanding shares. The agreement may be terminated at any time by either party on 60 days written notice and will automatically terminate if assigned by the Distributor. Ziegler receives no compensation for distributing shares of the Fund's Institutional Class.

CUSTODIAN AND DEPOSITORY; ACCOUNTING/PRICING AGENT

  The Fund serves as custodian for its assets, including cash and securities. Ziegler provides depository, sub-custodial and accounting services to the Fund, including daily valuation of shares, pursuant to a Depository Contract and an Accounting/Pricing Agreement. Under the Depository Contract, Ziegler is entitled to receive compensation for its depository services on an annualized basis as follows: 0.055% of the Fund's average daily net assets for the first $50 million in assets of the Fund; 0.035% of the next $150 million; 0.03% of the next $300 million; and 0.025% of any assets over $500 million. Ziegler is also entitled to receive compensation from the Fund for accounting and pricing services it provides under the Accounting/Pricing Agreement on an annualized basis as follows: 0.04 of 1% of the Fund's average daily net assets for assets between $50 million and $100 million; 0.03 of 1% on assets between $100 million and $200 million; and 0.01 of 1% of any assets over $200 million, with an annual compensation minimum of $15,000 and a maximum of $125,000.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Ziegler provides Transfer and Dividend Disbursing Agent and other shareholder account services to all shareholder accounts maintained in the Fund. Ziegler provides these services pursuant to the terms of its Transfer Agent and Dividend Disbursement Agreement with the Fund, and receives compensation from the Fund deemed reasonable by the Board of Directors. The annual rate of compensation presently is $16.00 per shareholder account (subject to a monthly minimum fee of $200). Ziegler also is entitled to reimbursement for out-of-pocket expenses including, without limitation, bank wire fees, statement mailing expenses, supplies such as checks, envelopes and shareholder statements, telephone expenses, data processing charges, etc.

EXPENSES

  The Adviser bears all of its expenses for providing services under the Advisory Agreement.

  The expenses of the Fund include the compensation of the officers and Directors of Principal Preservation who are not affiliated with the Adviser or Ziegler; governmental fees; interest charges; taxes; fees and expenses if any, of independent accountants, legal counsel; and insurance premiums.

  Expenses of the Fund also include all fees of the Fund under Principal Preservation's administrative services, distribution and transfer and dividend disbursement agreements with Ziegler or the Adviser, as the case may be; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; its allocated share, together with other portfolios of Principal Preservation, of expenses associated with annual and special shareholder meetings and Director's meetings; expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Fund. Fees common to more than one of the Principal Preservation portfolios are pro rated among them based on total assets, and fees of the Fund common to both Classes of the Fund's shares are pro rated based on the number of shares of each Class outstanding.

                   DETERMINATION OF NET ASSET VALUE PER SHARE

  Shares of the Fund are sold at their net asset value per share determined in compliance with Rule 2a-7 under the 1940 Act. There is no sales charge (see ''Purchase Of Shares''). The net asset value of the shares of the Fund is determined and the shares of the Fund are priced as of 12:00 noon (New York time) on each Business Day of the Fund. A ''Business Day'' is a day on which the New York Stock Exchange (the ''Exchange'') is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in money market instruments that the Fund's net asset value might be materially affected. Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of shares of the Fund outstanding at the time the determination is made.

  Although Principal Preservation seeks to maintain the net asset value per share of the Fund's Institutional Class at $1.00, there can be no assurance the net asset value will not vary. The valuation of the Fund's securities is based on their amortized cost. For more information concerning the amortized cost method of valuation, see ''Determination of Net Asset Value'' in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Institutional Class may be purchased by investors at net asset value with no sales charge through Ziegler. The minimum initial investment in the Institutional Class is $50,000. The subsequent minimum investment in the Institutional Class is $100. Shares of the Fund may be purchased in only those states where they may be lawfully sold. The Fund will not issue shares for consideration other than cash except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of portfolio securities which meet certain criteria in accordance with state securities laws (see ''Purchase of Shares'' in the Statement of Additional Information). Shares may be purchased by sending a check payable to Principal Preservation Portfolios, Inc., 215 North Main Street, West Bend, Wisconsin 53095.

  You may also purchase shares by wire provided you advise Principal Preservation in advance by calling 800-826-4600. Please wire funds to M&I First National Bank, West Bend, Wisconsin (ABA #075909576), for credit to the account of Principal Preservation, account number 692-343-7. Wire purchase instructions must include the name of the Fund (Principal Preservation Cash Reserve Portfolio), identification of the Class (Institutional Class), and the investor's account number. Wire purchases received by Ziegler prior to 12:00 noon (New York time) on a Business Day are normally effective that day. Wire purchases received after 12:00 noon (New York time) are invested on the next Business Day.

  Orders received by Ziegler prior to 12:00 noon (New York time) will be invested at the net asset value computed at 12:00 noon (New York time). Purchases will therefore be effected on the same day the purchase order is received provided such order is received prior to 12:00 noon (New York time) on any Business Day. Shares purchased earn dividends from and including the day the purchase is effected. It is anticipated that the net asset value of $1.00 per share of the Fund's Institutional Class will remain constant. Although there can be no assurance that a $1.00 net asset value can be maintained on a continual basis, specific investment policies and procedures will be employed to accomplish this result.

  A complete application must accompany the placement of an order for an initial purchase. No account application is required for subsequent purchases. Completed applications may be sent to Ziegler, the Fund's transfer agent, at the address indicated above. The application may also be sent by facsimile. Please contact the Fund at 1-800-826-4600.

                                  REDEMPTIONS

  You may have any or all of your shares redeemed as described below on any Business Day at the net asset value next determined (see ''Determination Of Net Asset Value Per Share'').

  By Telephone. If you have completed the Telephone Redemption Authorization and signature guarantee sections of the account application, you may redeem shares by calling Principal Preservation at 800-826-4600. This authorization must be on file at least five days prior to the first telephone redemption. This authorization requires a signature guarantee. Redemption will be made by wire to the bank account designated on the account application or a check will be sent to you at the registered address for your account on the business day following the redemption.

  You cannot redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears.

  By establishing the telephone redemption service, you authorize Ziegler or the Fund, as the case may be, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You should bear in mind that, by establishing the telephone redemption service, you assume some risks for unauthorized transactions. Ziegler and the Fund have implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If either Ziegler or the Fund or any of their employees fail to abide by these procedures, the Fund may be liable to a shareholder for losses he or she suffers from any resulting unauthorized transaction(s). However, neither Ziegler nor the Fund nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

  By Mail.  To redeem shares by mail, send the following information to the
Fund: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number; (2) the stock certificates for the shares being redeemed, if the certificates are held by the shareholder; (3) any required signature guarantees (see ''Signature Guarantees'' below); and (4) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

  The Fund will redeem shares when it has received all necessary documents. You will be notified promptly if your redemption request cannot be accepted. The Fund cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. Questions concerning redemption procedures should be directed to the Fund at 800-826-4600.

  Signature Guarantees. To protect you and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to be sure that you are the person who has authorized a redemption from their account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records;
(2) any redemptions by mail which request that the proceeds be wired to a bank;
(3) authorizations to redeem by telephone; and (4) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

  The Fund will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

  Sending Redemption Proceeds. The Fund will not send redemption proceeds until all payments for the shares being redeemed have cleared, which normally takes 15 days from the receipt of payment for the shares. By Mail. The Fund mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents.

  By Wire. The Fund will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Fund will advise you of any wire charges it imposes. These charges are subject to change. You will be responsible for any charges which your bank may make for receiving wires.Checkwriting. Upon request, investors will be provided with checks to be drawn on the Fund (''Redemption Checks''). Redemption Checks may be written for amounts not exceeding $500,000. Investors who write Redemption Checks for amounts under $250 will be charged a $10.00 service fee per check. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed as of the next determined net asset value to cover any amounts paid. Investors continue earning income dividends until Redemption Checks are presented for payment. Investors wishing to use this method of redemption must complete and return the Account Information Form, which is available from the Fund. Redemption Checks should not be used to close your account. The Fund reserves the right to modify or terminate this privilege at any time.

  Unless otherwise authorized on the Account Information Form, Redemption Checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any Redemption Check. Shares purchased by check may not be redeemed via Redemption Check until 15 days after receipt of funds for said shares. Investors may not use checkwriting to redeem shares held in certificated form.

  The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a Redemption Check for less than $250 is presented for payment, (b) the amount of a Redemption Check presented for payment exceeds the value of the investor's account, (c) a Redemption Check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested which would require closing your current account and opening a new one.

  Conditions on Redemptions. For accounts opened in Prospect Hill Prime Money Market Fund prior to May 1, 1995 and transferred to the Fund in the Reorganization, if, due to redemption, your account in the Fund drops below $500 for three months or more, the Fund has the right to redeem your account, after giving 60 days notice, unless you make additional investments to bring the account value to $1,000 or more. For accounts opened on or after May 1, 1995, if your account balance drops below $25,000 for three months or more, the Fund has the right to redeem your account, after giving 60 days notice, unless you make additional investments to bring the account value to $50,000 or more.

  The Fund may suspend the right to redeem shares for any period during which
(a) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (b) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (c) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders, Principal Preservation's Board of Directors may determine that it may not be reasonably practical for the Fund to calculate the fair value of its net assets, and therefore it is possible that the Fund will suspend the right to redeem shares.

  It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Fund.

            DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

  The Fund determines its net income and realized capital gains, if any, on each Business Day and allocates all such income and gain pro rata among the Fund at the time of such determination. Principal Preservation declares dividends from the Fund's income on each Business Day and pays cash dividends for the preceding month within the first five Business Days of each month. The Fund reserves the right to include realized short-term gains, if any, in any such daily dividends. Since the Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, Principal Preservation expects to make such other distributions as are necessary to avoid the application of this tax. Unless a shareholder instructs Principal Preservation to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at net asset value in additional shares of the Fund.

                                   TAX STATUS

  Principal Preservation intends to qualify the Fund as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the ''Code''). Provided the Fund meets the requirements imposed by the Code, the Fund will not pay any federal income or excise taxes. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Principal Preservation does not expect that the Fund will realize long-term capital gains and thus does not contemplate paying distributions taxable to shareholders as long-term capital gains. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws generally and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government securities are exempt from any applicable state or local income taxes.

                             DESCRIPTION OF SHARES

PRINCIPAL PRESERVATION


  The authorized common stock of Principal Preservation consists of one billion shares, par value $0.001 per share. The shares of Principal Preservation are presently divided into eight series, including the Cash Reserve Portfolio. Presently 400 million shares of Principal Preservation's shares of common stock are allocated to the Fund, which consists of two Classes of common stock, the Institutional Class and the Retail Class. Each class is presently allocated
200 million shares of Principal Preservation's authorized common stock. The Board of Directors of Principal Preservation may authorize the issuance of additional series of common stock (portfolios), and/or additional classes within any such series, and may increase or decrease the number of such shares in each series and/or any such class(es).

  Each share of each series of Principal Preservation (including each share of each Class of the Fund) is entitled to one vote on each matter presented to shareholders of that series, and when issued and paid for in accordance with the terms of the offering will be fully paid and nonassessable. For matters that affect both Classes of the Fund's shares similarly (such as election of directors, ratification of accountants, etc.), holders of the separate classes of shares will vote together. On matters that affect the rights and privileges appertaining to the shares of one Class of the Fund differently than the rights and privileges appertaining to the other Class, the shareholders of each Class will vote separately and, in order to be approved with respect to the affected Class, the requisite approval must be obtained from holders of shares within that Class. Each share of the Fund (including both Classes) is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to the Fund, and all shares of the Fund have equal rights in the event of a liquidation of the Fund. Shares of both Classes are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as full shares. Shares do not have cumulative voting rights.

  As a Maryland corporation, Principal Preservation is not required to hold annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. On matters affecting an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental investment policies of a series) a separate vote of the shares of that series is required. Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Directors. Shares do not have cumulative voting rights.

  As defined in the 1940 Act and as used in this Prospectus, the phrase ''majority vote of the outstanding voting securities'' means the vote of the lesser of: (1) 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (2) more than 50% of the outstanding voting securities.

                               OTHER INFORMATION

  Transfer and Dividend Disbursing Agent. Ziegler, 215 North Main Street, West Bend, Wisconsin 53095 acts as transfer and dividend disbursing agent for the Fund pursuant to an agreement with Principal Preservation. For its services provided thereunder, Ziegler may collect certain fees, based on the number of accounts, as agreed upon from time to time between Ziegler and Principal Preservation (currently $16.00 per account). See ''Management-Transfer and Dividend Disbursing Agent.''

  Shareholder Statements and Reports. Shareholders receive confirmations at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Fund.

  Shareholder Inquiries. Shareholder inquiries may be directed to Principal Preservation at 215 North Main Street, West Bend, Wisconsin 53095; or by telephone at (800-826-4600).

  Performance Information. From time to time, the Fund may provide yield, effective yield, and/or total rate of return quotations and may also quote fund rankings in the relevant fund category from various sources, such as Lipper Analytical Services, Inc. and IBC/Donoghue's Money Fund Report. The current yield for the Fund will be calculated by dividend net investment income per share during a recent 7-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. The effective yield takes into account the effects of compounding over the same 7-day period. Total rate of return quotations will reflect the average annual percentage change overstated periods in the value of an investment in the Fund. Yield reflects only net portfolio income as of a stated time, while total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its yield, effective yield, and total rate of return, see the Statement of Additional Information.

  Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield, effective yield, or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

PRINCIPAL PRESERVATION CASH RESERVE PORTFOLIO
PURCHASE APPLICATION FORM
Class Y Common Stock
(Institutional Class)

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MAIL COMPLETED                                             FOR ADDITIONAL
APPLICATION TO:       PRINCIPAL PRESERVATION               INFORMATION CALL
                      215 NORTH MAIN STREET                1-800-826-4600
                      WEST BEND, WI  53095

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1.    ACCOUNT REGISTRATION
      Name Line 1
                 -------------------------------------------------------------
      Name Line 2
                 -------------------------------------------------------------
      Name Line 3
                 -------------------------------------------------------------
      Address Line 1
                    ----------------------------------------------------------
      Address Line 2
                    ----------------------------------------------------------
      City                                          State          Zip
          ------------------------------------------      ---------    -------

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2.    TAX I.D. #                            or SOCIAL SECURITY #
                ---------------------------                      -------------

------------------------------------------------------------------------------
3.    TELEPHONE (    )        -                            Ext.
                 ---- -------- ----------------------------    ---------------

------------------------------------------------------------------------------
4.    INITIAL  INVESTMENT - Minimum $50,000
      For Purchase of Class Y Common Stock of Cash Reserve Portfolio
       Amount $
               -----------
      Investment by:   Check   Bank Wire (if by wire, Date)
                                                           -------------------

------------------------------------------------------------------------------
5.    DISTRIBUTION OPTION
      1. Dividends (Check One)                    2.Capital Gains (Check One)

      Dividends reinvested in shares or           Capital Gains reinvested in
                                                  shares or

      Dividends in Cash                           Capital Gains in Cash

      (If no option is selected, income and capital gain distributions will be automatically reinvested in additional shares of the Fund.)

------------------------------------------------------------------------------
6.    ACCOUNT CLASS

      Individual Investor  OR

      Financial Institution

          A. Type (check one)
       Bank              Savings and Loan Association         Insurance Company

       Trust (per Rule 506(b)(2)(ii) of Regulation D)    Yes    No

          B. Is applicant acting in a Fiduciary Capacity?    Yes    No

       OR   Other Institution

          A. Type (check one)

       Corporation            Partnership                    Business Trust
       Sole Proprietorship    Business Development Company   Credit Union
       Employee Benefit Plan:

          B. Is applicant acting in a Fiduciary Capacity?    Yes    No

          C. Is applicant IRS Section 501 (c)(3) Qualified?    Yes    No

          D. Total Asset Size in Excess of: (check one)

      $500,000    $1,000,000    $5,000,000   $10,000,000    $14,000,000

          E. Incorporated/Formed/Associated on                     (date)
                                              ---------------------
             In State/Commonwealth of
                                     ------------------------------------

-------------------------------------------------------------------------------
7. TELEPHONE REDEMPTION OPTION (If you select this option, you must complete the Signature Guarantee block in the Customer Acceptance section of the application.)

      I authorize redemptions by telephone for my account. I understand that the Fund is authorized to act upon instructions from me or any person claiming to be me and that the monies will be sent by check to the address of record or credited to the bank account which is designated below in this section.

I understand that this option is subject to the terms and conditions set forth in the Prospectus, and that all telephone transaction calls may be recorded. I herby ratify any telephone redemption instructions given on this account and I agree to indemnify and hold harmless the fund and any of its agents involved in this transaction against any claim, loss, expense or damage, including but not limited to legal fees, in connection with any telephone redemption transaction effected on my account. I further understand that I bear the risk of loss as a result of the Fund acting upon any instructions believed by it to be genuine.
        BANK ACCOUNT INFORMATION

        Bank
             -----------------------------------------------------------------
        Address
                --------------------------------------------------------------
        ABA #
              ----------------------------------------------------------------
        Account #
                  ------------------------------------------------------------
        Name(s) on account
                           ---------------------------------------------------

      I do NOT with to authorize redemptions by telephone for my account. I understand that any redemption transaction on my account will only be effected upon receipt of written instructions by me.

PP 212-1/96

------------------------------------------------------------------------------
8.    BUSINESS CERTIFICATION   (This section must be completed in order to
process the Application.)

      The following named persons, none of whom is less than eighteen years of age, are currently all the officers/executors/trustees/general parties or other authorized signatories of Applicant, and any one of them (the ''Authorized Person'') is currently under the applicable governing document to purchase and redeem and otherwise deal in shares of the Fund and deliver any instrument necessary to effectuate the authority hereby confer.

      Name of Authorized Person      Title             Signature
      (Please Print or Type)                           (Must be included)

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

      The fund may, without inquiry, act upon the instruction of any person purporting to be the Authorized Person named in the certification form last received by the Fund. The fund shall not be liable for any claims, expenses (including but not limited to legal fees) or losses resulting from the Fund having acted upon any instruction reasonably believed by it to be genuine.

------------------------------------------------------------------------------
      A. FOR PARTNERSHIPS ONLY
      We,
          --------------------------------------------------------------------
                             (fill in names of general partners)

      individually as general partners of Applicant, represent and warrant that despite any dissolution or termination of Applicant or any modification or termination of authority of any partner, the Fund may act hereunder and rely hereon until written notice to the contrary shall be received by the Fund and the Fund shall have had sufficient time to act thereon; each above named Authorized Person, acting singly, is authorized to effect for Applicant securities transactions in the Fund.

      In witness whereof we have this day subscribed our names.

------------------------------------------------------------------------------
      General Partner               General Partner        General Partner

------------------------------------------------------------------------------
      B. FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS ONLY

      I,                                  , Secretary of Applicant, do hereby
         ---------------------------------
certify that at a meeting on                            at which a quorum was
                             ---------------------------
present throughout, the board of directors of the corporation/the membership, board of trustees or directors of the association duly adopted a resolution, which is in full force and effect and in accordance with Applicant's charter and by-laws, which resolution did the following:

                                   1. Empowered each above named Authorized
                                   Person in Section 7, acting singly, to
                                   effect for Applicant securities transactions in the Prospect Hill Prime Money Market Fund (the ''Fund'');

                                   2. Authorized the Secretary to certify from time to time the names and titles of the officers of Applicant and to notify the Fund;

                                   3. Authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Fund receives a subsequent revoking certification.

(CORPORATE SEAL)
(Required for Application Processing)

In witness whereof I have this day subscribed my name and, if a corporation, affixed the seal of the corporation.
The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the corporation/association.

-------------------------------------------------------------------------------
      Secretary         Certifying Officer of the Corporation or Unincorporated
                         Association

------------------------------------------------------------------------------
      C. FOR ALL OTHER INSTITUTIONAL INVESTORS (INCLUDING TRUSTS AND  ESTATES)

      We certify that each above named authorized Person, acting singly, is authorized to effect securities transactions for Applicant on the terms described above. All trustees must sign. Please include copy of living trust document or certified copy of Letters of Testamentary/Trusteeship.

------------------------------------------------------------------------------
   Certifying Executors/Trustees/Others   Certifying Executors/Trustees/Others

------------------------------------------------------------------------------
9.    TAX CERTIFICATION AND SHAREHOLDER AUTHORIZATION

      Under penalties of perjury, I (we) certify (1) that the number(s) shown on this application is my (our) correct Tax Identification Number(s) (Social Security Number(s)) and (2) that I (we) am (are) not subject to backup withholding either because I(we) have not been notified that I (we) am (are) subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me (us) that I (we) am
(are) no longer subject to backup withholding. (If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, strike out clause (2).)

------------------------------------------------------------------------------
10.   CUSTOMER ACCEPTANCE

      Under penalties of perjury, I (we) certify that the information in items1 through 9 above is true, correct and complete. I (We) understand that the Principal Preservation Cash Reserve Portfolio account is not a bank deposit account or FDIC insured. I (We) am (are) of legal age. I (We) have received and read a current Fund Prospectus and understand the terms and conditions.

      -----------------------------------------------------------------
      Individual (or Custodian)                    Date

      -----------------------------------------------------------------
      Joint Tenant (if any)                        Date

      -----------------------------------------------------------------
      Corporate Officer or Trustee                 Date

      -----------------------------------------------------------------
      Title of Corporate Officer or Trustee        Date

------------------------------------------------------------------------------
SIGNATURE GUARANTEE
(Required for Telephone redemption option.)

The signature guarantee must be provided by a commercial bank, trust company, member of a national securities exchange, savings and loan or a credit union. A signature guarantee is not the same as a notarized signature.

                               TABLE OF CONTENTS
                                                               PAGE
Questions and Answers..........                                  2
Expenses.......................                                  3
Investment Objective and Policies                                4
Management.....................                                  9
Determination of Net Asset Value Per Share                      11
Purchase of Shares.............                                 11
Redemptions....................                                 12
Dividends, Capital Gains Distributions and Reinvestments        14
Tax Status.....................                                 14
Description of Shares..........                                 14
Other Information..............                                 15


PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095


INVESTMENT ADVISER & ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095


DISTRIBUTOR, TRANSFER
AND DIVIDEND DISBURSING AGENT,
SHAREHOLDER SERVICING AGENT AND
DEPOSITORY AND ACCOUNTING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095


COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS

   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


   PP 207-5/97

STATEMENT OF ADDITIONAL INFORMATION
   DATED MAY 1, 1997
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
CASH RESERVE PORTFOLIO
CLASS X COMMON STOCK (RETAIL CLASS)
215 North Main Street
West Bend, Wisconsin  53095
800-826-4600

     This Statement of Additional Information and the prospectus to which it relates describe the Class X Common Stock ("Class X Shares" or "Retail Class") of the Principal Preservation Cash Reserve Portfolio (the "Portfolio"), one of several separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. Terms not otherwise defined herein have the same meaning as in the Prospectus.

     The Portfolio seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.

                     Statement of Additional Information


     Shares may be purchased, and a Prospectus may be obtained, directly from the Distributor, 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, from Selected Dealers who have entered into Selected Dealer Agreements with the Distributor, or from shareholder servicing Agents who have entered into Shareholder Servicing Agreements with Principal Preservation (see the Prospectus dated May 1, 1997 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus.


                              TABLE OF CONTENTS



                                                              PAGE


STATEMENT OF ADDITIONAL INFORMATION...........................  1

THE PORTFOLIO.................................................  2

INVESTMENT PROGRAM............................................  2

INVESTMENT RESTRICTIONS.......................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES................ 10

MANAGEMENT OF PRINCIPAL PRESERVATION.......................... 11

PERFORMANCE INFORMATION....................................... 18

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF SECURITIES;
     REDEMPTION IN KIND....................................... 19

PURCHASE OF SHARES............................................ 20

TAX STATUS.................................................... 21

DISTRIBUTION EXPENSES......................................... 22

COUNSEL AND INDEPENDENT ACCOUNTANTS........................... 24

EXPERTS....................................................... 25

FINANCIAL STATEMENTS.......................................... 25

APPENDIX....................................................  A-1



                                THE PORTFOLIO

     The Portfolio was established in 1993 with a single class of common stock and operated as a retail spoke of a two-tiered, master/feeder fund structure through December 31, 1995. Effective January 1, 1996, the Portfolio was recapitalized with two classes of stock, the Class X Shares and Class Y Common Stock (the "Institutional Class" or "Class Y Shares"). At that time each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of the Retail Class, and shares of the Institutional Class were issued in exchange for the outstanding shares of an institutional money market fund that operated within the same master/feeder fund structure.


                              INVESTMENT PROGRAM

     As described above and in the Portfolio's Prospectus, Class X Shares of the Portfolio are designed to provide investors with current income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

     The following information supplements and should be read in conjunction
     -----------------------------------------------------------------------
with the section in the Prospectus entitled "Investment Objective and Policies."
------------------------------------------------------------------------------

     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisor carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Portfolio may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act. The Portfolio also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

     The Advisor considers the legally restricted but readily saleable Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of Principal Preservation, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Advisor monitors the liquidity of the Portfolio's investments in Section 4(2) and Rule 144A paper on a continuous basis.

     Variable Rate and Floating Rate Demand Securities. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Advisor, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Unsecured Promissory Notes. The Portfolio also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Portfolio's investment objective. The Notes purchased by the Portfolio will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of Principal Preservation to present minimal credit risks and will meet the quality criteria set forth in the Prospectus under "Investment Policies." The Portfolio will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     Participation Interests. The Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Portfolio will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Lending of Portfolio Securities. To a limited extent, the Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. Such loans may not exceed 33 1/3% of the value of the Portfolio's total assets. From time to time, the Portfolio may return to the borrower and/or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Portfolio must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Portfolio may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

     Foreign Securities. The Portfolio may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Portfolio may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Portfolio will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the
               ---
Advisor will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

     Investments In Other Investment Companies. An investment by the Portfolio in other investment companies -- which is limited by fundamental investment restriction (13) below -- may cause the Portfolio to incur increased costs of administration and distribution expenses.

     Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.

                           INVESTMENT RESTRICTIONS

     The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Portfolio without the approval of a "majority of the outstanding voting securities" of the Portfolio, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Portfolio, the lesser of (i) 67% or more of the outstanding voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio.

     As a matter of fundamental policy, the Portfolio may not:

     1.   Issue senior securities.

     2. Borrow money, except from banks or through repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

     3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(I) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

     4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Portfolio's investments in all such classes of securities would exceed 5% of the Portfolio's total assets.

     5.   Sell securities short or purchase securities on margin.

     6. Act as underwriter of securities of other issuers, except insofar as the Portfolio may be deemed an underwriter in connection with the disposition of a portfolio security.

     7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Portfolio cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Portfolio may not invest in time deposits maturing in more than seven days.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

     9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Portfolio may lend its portfolio securities in an amount not to exceed 33 % of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

     10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

     11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12.  Invest in companies for the purpose of exercising control.

     13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Portfolio, as the case may be, to be invested in investment company securities, provided that:
(i) the Portfolio will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Portfolio, or more than 5% of the value of the total assets of the Portfolio, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Portfolio of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

     14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Portfolio's aggregate investment in all classes of such securities will exceed 5% of its total assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     Principal Preservation may make commitments more restrictive than the restrictions listed above so as to permit the sale of Portfolio shares in certain states. In the event that, once such a commitment is made, the state restrictions with respect to which the commitment was made are modified or repealed, Principal Preservation reserves the right to correspondingly modify or revoke the commitment; provided no such action on the part of Principal Preservation may result in an investment restriction that is less restrictive than restrictions 1-14 above. Should Principal Preservation determine that, once made, any such commitment is no longer in the best interests of Portfolio and its shareholders, Principal Preservation reserves the right to revoke the commitment by terminating the sale of Portfolio shares in the state involved.


             PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

     Subject to the general supervision of the Directors, the Advisor is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Portfolio also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

     The Advisor currently serves as investment manager to a number of clients, and may in the future act as investment manager or advisor to others, including other registered investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Portfolio and others whose assets it manages in such manner as it deems equitable. In making such allocation among the Portfolio and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Portfolio and other client accounts.

     The policy of the Portfolio regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolio's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Portfolio believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolio and the Advisor from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Portfolio, the Portfolio will not purchase securities at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

     In seeking to implement the Portfolio's policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or the Advisor. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Portfolio directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce its expenses, it is of indeterminable value and the Portfolio does not reduce the management fee it pays to the Advisor by any amount that may be attributable to the value of such services.


                     MANAGEMENT OF PRINCIPAL PRESERVATION

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.



                               POSITION WITH              PRINCIPAL
                                 PRINCIPAL            OCCUPATION DURING
NAME, AGE AND ADDRESS          PRESERVATION            PAST FIVE YEARS
---------------------          ------------            ---------------
R. D. Ziegler,*<F1>       Chairman and Director  Chairman, Director and
 70                                              Vice President, Ziegler Asset
                                                 Management, Inc.; from 1973
                                                 to 1997, Chairman and
                                                 Director and, prior to
                                                 1990, Chief Executive
                                                 Officer, and prior to 1986,
                                                 President, The Ziegler
                                                 Companies, Inc. and B.C.
                                                 Ziegler and Company;
                                                 Director, Johnson
                                                 Controls, Inc.
                                                 (manufacturing).

Robert J. Tuszynski,*<F1>President and Director  Senior Vice President, B.C.
  38                                             Ziegler and Company, since
                                                 1996; prior thereto, Vice
                                                 President, Director of Mutual
                                                 Funds, B.C. Ziegler and
                                                 Company from 1987 to 1996;
                                                 Trustee, Chairman of
                                                 the Board and President,
                                                 Prospect Hill Trust and The
                                                 Prime Portfolios
                                                 (registered investment com-
                                                 panies) from 1994 to 1996.

Richard H. Aster, M.D., 66       Director        Since June, 1996, Senior
8727 W. Watertown Plank Rd.                      Investigator and Professor of
Milwaukee, WI 53226                              Medicine, Medical College of
                                                 Wisconsin; prior thereto,
                                                 President and Director of
                                                 Research, The Blood Center
                                                 of Southeastern Wisconsin,
                                                 Inc.

Augustine J. English, 67         Director        Retired; President,
1724 Lake Roberts Court                          Tupperware North America
Windermere, FL 34786                             from 1990 to 1994 (manufac-
                                                 turing); prior to 1990,
                                                 President, The West Bend
                                                 Company (manufacturing), a
                                                 division of Dart
                                                 Industries, a subsidiary of
                                                 Premark International,
                                                 Inc., of which Mr. English
                                                 was a Group Vice President.

Ralph J. Eckert, 68              Director        Chairman, Trustmark
2059 Keystone Ranch Road                         Insurance Cos. (Mutual Life
Dillon, CO 80435                                 Insurance Company); Prior
                                                 to 1991, Chairman,
                                                 President and Chief
                                                 Executive Officer Trustmark
                                                 Insurance Cos. since 1971;
                                                 Trustee of the Board of
                                                 Pensions of the Evangelical
                                                 Lutheran Church of America
                                                 since 1989; Trustee of the
                                                 Board of Pensions for the
                                                 Lutheran Church of America
                                                 from 1987-1989; and Trustee
                                                 of The Prime Portfolios
                                                 (registered investment
                                                 company) from 1993-1996.

John H. Lauderdale, 31       Vice President -    Wholesaler, B.C. Ziegler
                           Director of Marketing and Company since 1991;
                                                 prior thereto, Marketing
                                                 Account Executive, The
                                                 Patten Company.

Franklin P. Ciano, 45     Chief Financial        Manager of Principal
                          Officer and Treasurer  Preservation Operations,
                                                 B.C. Ziegler and Company
                                                 since 1996; prior thereto,
                                                 Vice President, Fixed
                                                 Income Department, Firstar
                                                 Bank.

Marc J. Dion, 39              Vice President     Vice President - Portfolio
                                                 Manager and Chief
                                                 Investment Officer, Ziegler
                                                 Asset Management, Inc.
                                                 since 1993; prior thereto,
                                                 Vice President, Ziegler
                                                 Asset Management, Inc.

S. Charles O'Meara, 47           Secretary       Senior Vice President and
                                                 General Counsel, B.C.
                                                 Ziegler and Company since
                                                 1993; prior thereto,
                                                 Partner, O'Meara, Eckert,
                                                 Pourus & Gonring (law
                                                 firm).


     Principal Preservation pays the compensation of the three Principal Preservation Directors who are not officers, directors or employees of Ziegler. They receive an annual fee of $12,000 and an additional $450 for each Board or Committee meeting attended. The Portfolio pays a pro rata portion of these fees. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.


  The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1996. Each series of Principal Preservation, including the Portfolio, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.

                                       PENSION OR
                                       RETIREMENT
                                        BENEFITS
                                        ACCRUED
 NAME OF PERSON AND    AGGREGATE       AS PART OF      ESTIMATED        TOTAL
   POSITION WITH      COMPENSATION     PRINCIPAL    ANNUAL BENEFITS COMPENSATION
     PRINCIPAL       FROM PRINCIPAL  PRESERVATION'S      UPON     FROM PRINCIPAL
    PRESERVATION      PRESERVATION      EXPENSES      RETIREMENT    PRESERVATION
    ------------      ------------      --------      ----------    ------------

R. D. Ziegler,            -0-             -0-             -0-            -0-
 President and
Director


Robert J. Tuszynski,      -0-             -0-             -0-            -0-
 Vice President and
 Director

Richard H. Aster,M.D.   $13,800           -0-             -0-          $13,800
 Director

Augustine J. English,   $13,800           -0-             -0-          $13,800
 Director


Ralph J. Eckert,        $13,800           -0-             -0-          $13,800
 Director



  The executive officers and Directors as a group (nine persons) owned beneficially, as of March 31, 1997, less than 1% of all outstanding shares of the Cash Reserve Portfolio. This management group's beneficial ownership of shares of Principal Preservation as a whole also amounted to less than 1% of the outstanding shares. As of that date, B.C. Ziegler and Company, pursuant to shareholder servicing arrangements discussed herein, owned of record 91,954,741 (70.3%) of the Portfolio's outstanding shares. No other person was known to own, of record or beneficially, 5% or more of the outstanding shares of the Portfolio as of that date. See also "Control Persons and Principal Holders of Securities."

INVESTMENT ADVISOR

  The Advisor, Ziegler Asset Management, Inc. ("ZAMI"), manages the assets of the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Advisor makes investment decisions for the Portfolio. The Advisor furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

  The Advisory Agreement provides that the Advisor may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of the Board of Directors, or by the Advisor on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


  For its services under the Advisory Agreement, the Advisor receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets. Pursuant to the Advisory Agreement, for the years ended December 31, 1994, 1995 and 1996, the Portfolio accrued investment advisory fees of $227,681, $232,297 and $256,191, respectively, of which $147,369, $174,070 and $169,288, respectively, was waived voluntarily. Prior to January 1, 1996, the two classes of the Portfolio's Common Stock operated through separate investment companies in a Hub and Spoke structure, and the advisory fees were incurred at the Hub level.

ADMINISTRATIVE SERVICES

  Portfolio Administrative Services.  ZAMI provides certain administrative
  ---------------------------------
services to Principal Preservation, on behalf of the Portfolio, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of Principal Preservation; (b) providing personnel to serve as directors, officers and employees of Principal Preservation to the extent requested by Principal Preservation and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of Principal Preservation, including negotiation of contracts and fees with, and the monitoring of performance and billings of, Principal Preservation's independent contractors or agents; (c) preparing and, if applicable, filing all documents required for compliance by Principal Preservation with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of Principal Preservation and committees thereof and shareholders of the Portfolio; and (f) maintaining other books and records of Principal Preservation. ZAMI has agreed to provide these services pursuant to an Administrative Services Agreement.

  The Administrative Services Agreement provides that it will continue in effect from year to year, as long as approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of the Portfolio and in either case by a majority of the Directors who are not parties to the relevant Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Agreement provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.


  For providing the services contemplated by the Administrative Services Agreement, ZAMI is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. Prior to January 1, 1996, Ziegler provided administrative services to the Portfolio under the terms of an administrative services agreement with terms substantively identical to those of the ZAMI Administrative Services Agreement. For the years ended December 31, 1995 and 1996, the Portfolio accrued administrative fees aggregating $223,254 and $192,145, respectively. For those years, Ziegler reimbursed $169,048 and $95,339, respectively, of this fee to the Portfolio.


  Accounting/Pricing Agreement.  Pursuant to the terms of an Accounting/Pricing
 -----------------------------
Agreement between Ziegler and Principal Preservation, Ziegler provides fund accounting and net asset value calculation services to the Portfolio. Under this Accounting/Pricing Agreement, Ziegler is entitled to compensation at a rate approved annually by the Board of Directors, plus reimbursement for reasonable out-of-pocket expenses. The Portfolio currently pays Ziegler a monthly fee at an annual rate of 0.04 of 1% on average daily net assets between $50 million and $100 million, 0.03 of 1% on the next $100 million, and 0.01 of 1% on average daily net assets in excess of $200 million, subject to a minimum annual fee of $15,000 and a maximum annual fee of $125,000. For the years ended December 31, 1995 and 1996, the Portfolio accrued fees under the Accounting/Pricing Agreement aggregating $48,142 and $43,596, respectively.


  The services provided by Ziegler to the Portfolio under the Accounting/Pricing Agreement include daily calculation of net asset value per share, maintenance of original entry documents and books of record and general ledgers of the Portfolio, posting of cash receipts and disbursements, reconciliation of bank account balances on a monthly basis, recording purchases and sales based upon communications from the Portfolio's portfolio managers, and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Portfolio. The Accounting/Pricing Agreement provides that Ziegler may render fund accounting and pricing services to others, continues in effect from year to year if approved by a majority of the Board of Directors, terminates automatically if it is assigned, and may be terminated without penalty by a majority vote of the shareholders of the Portfolio. The Accounting/Pricing Agreement also provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Accounting/Pricing Agreement relates, except for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its or their duties on behalf of the Portfolio or from reckless disregard by Ziegler or any of its personnel of the duties of Ziegler under the Accounting/Pricing Agreement. Ziegler's liability under the Accounting/ Pricing Agreement is limited in all events to one-year's fees received by Ziegler under the Accounting/Pricing Agreement.

CUSTODIAN AND DEPOSITORY SERVICES


  The Portfolio acts as custodian of its own assets (i.e., cash and its
                                                     ----
interest in the portfolio securities). Pursuant to a Depository Contract, Ziegler, a registered broker-dealer and registered investment advisor, acts as depository of the Portfolio's assets. For providing services as Depository to the Portfolio, Ziegler is entitled to reasonable compensation and reimbursement for expenses as agreed upon from time to time between Ziegler and the Portfolio. The Portfolio currently pays Ziegler a monthly fee under the Depository Contract at an annual rate of 0.055 of 1% on the first $50 million of the Portfolio's average daily net assets, 0.035 of 1% on the next $150 million, 0.030 of 1% on the next $300 million and 0.025 of 1% on average daily net assets in excess of $500 million, subject to a minimum annual fee of $15,000. For the years ended December 31, 1995 and 1996, the Portfolio incurred fees of $54,956 and $62,415, respectively, under the Depository Contract.

  Ziegler's responsibilities as Depository for the Portfolio include safeguarding and controlling its securities and other assets, handling the receipt and delivery of securities, determining income and collecting interest on its investments, and maintaining books of original entry for Portfolio accounting purposes and other required books and accounts. Securities held by the Portfolio may be deposited into authorized securities depositaries such as the Federal Reserve-Treasury Department Book Entry System and the Depository Trust Company, and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Directors.

SHAREHOLDER SERVICES

  Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with Principal Preservation pursuant to which they provide shareholder services to the Portfolio. Under such agreements, the shareholder servicing Agents maintain shareholder accounts for Class X Shares of the Portfolio and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Agent receives a fee at an annual rate of up to 0.25 of 1% of that portion of the Portfolio's average daily net assets allocated to Class X Shares owned by the customers of such Agent and held in the shareholder accounts maintained by the Agent. An Agent may impose additional service charges and fees on its customer's accounts. The Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Portfolio. Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Agent thereunder shall be indemnified by Principal Preservation for any action taken or omitted by the Agent under the agreement except for, (a) the bad faith or negligence of the Agent, its officers, employees or agents, or (b) any breach of applicable law by the Agent, its officers, employees or agents, or (c) any action of the Agent, its officers, employees or agents which exceeds the legal authority of the Agent or its authority under its shareholder servicing agreement, or (d) any error or omission of the Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Shares of the Portfolio held in accounts serviced by the Agent or the Agent's verification or guarantee of any signature of a shareholder owning Class X Shares in such account.

  For those shareholder accounts that are not separately serviced by an Agent pursuant to the terms of a shareholder servicing agreement, Ziegler provides transfer agent and dividend disbursing services pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement (the "Agency Agreement"). Under the terms of the Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The rate of compensation agreed upon for these services is currently $16.00 per account for the Portfolio. The Portfolio also reimburses Ziegler for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current prospectus of Principal Preservation. The Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on 90 days prior written notice. The Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation for any action taken or omitted by it under such agreement, except for liability for breach of its obligation to maintain all Principal Preservation records in absolute confidence.


  For the years ended December 31, 1995 and 1996, fees received by Ziegler with respect to the Retail Class of shares pursuant to the Shareholder Servicing Agreement totalled $174,627 and $223,602, respectively, while fees pursuant to the Agency Agreement totalled $7,156 and $1,460, respectively.


                           PERFORMANCE INFORMATION


   Yield on Class X Shares is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one Class X Share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change computed at the end of the period by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Class X Shares purchased with dividends declared on the original Class X Share and any such additional Class X Shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The yield and the effective yield for the Portfolio based on the seven days ended December 31, 1996 was 4.54% and 4.64%, respectively.

   Yields on Class X Shares will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Portfolio, portfolio maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Portfolio's price per share is determined.

   From time to time, the Portfolio in its advertising and sales literature may refer to the growth of assets managed or administered by the Advisor over certain time periods.

   Comparative performance information may be used from time to time in advertising or marketing the Portfolio's Class X Shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Portfolio Report and other publications.


DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF SECURITIES; REDEMPTION
                                    IN KIND

   The Prospectus discusses when the net asset value of the Portfolio is determined for purposes of sales and redemptions. The net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities from the Portfolio's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Portfolio in valuing its assets.

   The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

   The Portfolio's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

   Pursuant to the rule, the Board of Directors also has established procedures designed to allow the Portfolio to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

   The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors. In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Portfolio to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Portfolio's assets by using available market quotations.

   For the purpose of determining the deviation between the value of the Portfolio's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Advisor, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an in-ordinately small number of quotations indicating that there is only a thin market in the securities.

   Principal Preservation, on behalf of the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by Principal Preservation and valued as they are for purposes of computing the Portfolio's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

   The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

   Each investor in the Portfolio may add to or reduce its investment in the Portfolio on each Business Day of the Portfolio. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Portfolio are tendered for redemption and no order to purchase shares of the Portfolio is received) during which there is sufficient trading in money market instruments that the Portfolio's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, net asset value for the Classes of shares will be computed by dividing the value of the Portfolio's total net assets by the total number of shares outstanding, including both Classes.


                              PURCHASE OF SHARES

   The Portfolio will not issue shares for consideration other than cash except in the case of a bona fide reorganization, statutory merger, or in certain other acquisition of securities in accordance with state securities laws, which: (1) meet the investment objectives and policies of the Portfolio; (2) are acquired for investment and not for resale; (3) are not restricted securities; and (4) have a value which is readily ascertainable.


                                  TAX STATUS

   The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

   Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, Class X Shares and Class Y Shares are treated as the same for tax purposes.

   The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of its gross income must be derived from dividends, interest and gains from the sale or other disposition of stock or other securities. Another requirement of current law is that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

   The Portfolio will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although Principal Preservation expects the Portfolio to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Portfolio would reduce the amount of income and gains available for distribution to its shareholders.

   While the Portfolio does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Portfolio's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's prior taxable year.

   Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup federal withholding tax if the Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Portfolio is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most indi-vidual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Agent with such number and the required certifications by completing and sending the Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

   Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.

   If a shareholder exchanges shares of one Principal Preservation portfolio for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.


                            DISTRIBUTION EXPENSES

   Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the Act.

   The Plan authorizes Ziegler, as the "Distributor" of the Portfolio's Class X Shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of the Portfolio's Class X Shares (such as sale or placement of the Portfolio's Class X Shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients may include Selected Dealers, banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for Class X Shares of the Portfolio, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by the Portfolio, up to a limit of 0.15 of 1% of the average net assets allocated to its Class X Shares. The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

   The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by Principal Preservation within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospec-tuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

   The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of Principal Preservation's investment advisors are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

   Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

   The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

   The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of Principal Preservation cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of Principal Preservation or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation, and, with respect to any Principal Preservation portfolio or with respect to the Portfolio's Class X Shares, by the vote of a majority of the outstanding shares of such portfolio or of the outstanding Class X Shares, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


   The table below reflects distribution fees paid by the Portfolio pursuant to the Plan and the amount retained by the Distributor for the periods indicated:




                        RULE 12B-1 DISTRIBUTION FEES

PERIOD                   TOTAL FEE PAID TO            AMOUNT RETAINED BY
                            DISTRIBUTOR                  DISTRIBUTOR
-----                       -----------                  -----------
Fiscal year ended             $83,120                      $81,377
December 31, 1994

Fiscal year ended             $107,180                     $105,693
December 31, 1995

Fiscal year ended             $134,161                     $133,525
December 31, 1996


                     COUNSEL AND INDEPENDENT ACCOUNTANTS


   Quarles & Brady, as counsel for Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent accountants, are the auditors of the Portfolio.


                                   EXPERTS


   The audited financial statements of the Portfolio incorporated by reference into the Portfolio's Prospectus and this Statement of Additional Information have been so incorporated in reliance on the report of Arthur Andersen LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing in giving said report.


                             FINANCIAL STATEMENTS


   The following audited financial statements and footnotes thereto of Principal Preservation Cash Reserve Portfolio, together with the Report of the Independent Accountants thereon, are incorporated herein by reference from the Portfolio's 1996 Annual Report to Shareholders.

   (1) Statement of Assets and Liabilities for the Portfolio as of December 31, 1996.

   (2) Statement of Operations for the Portfolio for the year ended December 31, 1996.

   (3) Statements of Changes in Net Assets for the Portfolio for the years ended December 31, 1995 and 1996.

   (4) Schedule of Investments of the Portfolio as of December 31, 1996.

   (5) Notes to Financial Statements.


   A copy of the Portfolio's 1996 Annual Report to Shareholders may be obtained free of charge from Ziegler upon request.


                                    APPENDIX

   A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

   The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

   The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

   The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

   The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

   The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

   Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

   Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

   Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

   Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

   Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

   IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

   In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin  53095


INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin  53095


PORTFOLIO ADMINISTRATOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin 53095



DISTRIBUTOR, DEPOSITORY, ACCOUNTING/PRICING
AGENT, SHAREHOLDER SERVICING AGENT AND
TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095


   LEGAL COUNSEL

     Quarles & Brady
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            CASH RESERVE PORTFOLIO

                     CLASS X COMMON STOCK (RETAIL CLASS)




                                 MAY 1, 1997

                     STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
   DATED MAY 1, 1997
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
   CASH RESERVE PORTFOLIO - CLASS Y COMMON STOCK (INSTITUTIONAL CLASS) 215 North Main Street
West Bend, Wisconsin  53095
800-826-4600

     This Statement of Additional Information and the prospectus to which it relates describe the Class Y Common Stock ("Class Y Shares" or "Institutional Class") of the Principal Preservation Cash Reserve Portfolio (the "Fund"). Terms not otherwise defined herein have the same meaning as in the Prospectus. Principal Preservation Portfolios, Inc. ("Principal Preservation") offers other mutual funds by separate prospectuses and statements of additional information.

     The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.

                     Statement of Additional Information


     Shares may be purchased, and a prospectus may be obtained, directly from the Distributor, B.C. Ziegler and Company, Inc., 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600 (see the Prospectus dated May 1, 1997 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus.


                              TABLE OF CONTENTS


                                                              PAGE
                                                              ----

STATEMENT OF ADDITIONAL INFORMATION...........................  1

THE FUND......................................................  2

INVESTMENT PROGRAM............................................  3

INVESTMENT RESTRICTIONS.......................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES................ 10

MANAGEMENT OF PRINCIPAL PRESERVATION.......................... 12

TRANSFER AND DIVIDEND DISBURSING AGENT SERVICES............... 18

PERFORMANCE INFORMATION....................................... 19

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES;
   REDEMPTION IN KIND......................................... 20

PURCHASE OF SHARES............................................ 21

TAX STATUS.................................................... 22

COUNSEL AND INDEPENDENT ACCOUNTANTS........................... 23

EXPERTS....................................................... 23

FINANCIAL STATEMENTS.......................................... 23

APPENDIX......................................................A-1



                                   THE FUND

     Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. The Fund was established in 1993 and the Institutional Class was established on January 1, 1996.

     Prior to January 1, 1996 the Institutional Class was operated as a separate series of Prospect Hill Trust, a series open-end management investment company organized as a Massachusetts business trust. Prospect Hill Trust consisted of a single institutional money market fund known as the Prospect Hill Prime Money Market Fund. Prospect Hill Prime Money Market Fund and the Cash Reserve Portfolio comprised the two spokes of a Hub and Spoke(R) money market fund complex. In this structure, the Cash Reserve Portfolio and the Prospect Hill Prime Money Market Fund invested all of their investable assets in the Prime Money Market Portfolio, a series of The Prime Portfolios. Ziegler Asset Management, Inc. managed the investment and reinvestment of the assets held in the Prime Money Market Portfolio.

     Effective December 31, 1995, this two-tiered, Hub and Spoke structure was collapsed into a dual class capital structure within the Fund. In that reorganization transaction, all outstanding shares of the Fund's original, single class of common stock were converted on a one-for-one basis into shares of the Fund's newly-designated Class X Common Stock, and all outstanding shares of the Prospect Hill Prime Money Market Fund were converted on a one-for-one basis into shares of the Fund's newly-designated Class Y Common Stock.

                              INVESTMENT PROGRAM

     As described above and in the Prospectus for the Institutional Class, the Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

     The following is a discussion of the various investments of and techniques employed by the Fund. The following information supplements and should be read
                       --------------------------------------------------------
in conjunction with the section in the Prospectus entitled "Investment Objective
--------------------------------------------------------------------------------
and Policies."
-------------

     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the con-ditions of Rule 144A under the 1933 Act.

     The Fund also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

     The Adviser considers the legally restricted but readily saleable Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of the Fund if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Adviser monitors the liquidity of the Fund's investments in Section 4(2) and Rule 144A paper on a continuous basis.

     Variable Rate and Floating Rate Demand Securities. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Unsecured Promissory Notes. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Trustees of the Fund to present minimal credit risks and will meet the quality criteria set forth in the Prospectus under "Investment Policies." The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     Participation Interests. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Lending of Portfolio Securities. To a limited extent, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed 33 1/3% of the value of the Fund's total assets. From time to time, the Fund may return to the borrower and/or a third party which is unaffiliated with the Fund and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

     Foreign Securities. The Fund may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Fund may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund will reduce its net income available for distribution to its investors (e.g., the Fund). In selecting foreign securities, the Adviser will
           ----
consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

     Investments In Other Investment Companies. An investment by the Fund in other investment companies -- which is limited by fundamental investment restriction (13) below -- may cause the Fund to incur increased costs of administration and distribution expenses.

     Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.


                           INVESTMENT RESTRICTIONS

     The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.
Whenever Principal Preservation is requested to vote on a fundamental policy of the Fund, Principal Preservation will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders.

     As a matter of fundamental policy, the Fund may not:

     1.   Issue senior securities.

     2. Borrow money, except from banks or through repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(I) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

     4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Fund's investments in all such classes of securities would exceed 5% of the Fund's total assets.

     5.   Sell securities short or purchase securities on margin.

     6. Act as underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of a portfolio security.

     7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Fund cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Fund may not invest in time deposits maturing in more than seven days.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

     9. Make short term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Fund may lend its portfolio securities in an amount not to exceed 33 % of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board of Directors.

     10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12.  Invest in companies for the purpose of exercising control.

     13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund to be invested in investment company securities, provided that: (i) the Fund will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund or more than 5% of the value of the total assets of the Fund would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Fund of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

     14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's aggregate investment in all classes of such securities will exceed 5% of its total assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     Principal Preservation and the Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Institutional Class in certain states. In the event that, once such a commitment is made, the state restrictions with respect to which the commitment was made are modified or repealed, Principal Preservation reserves the right to correspondingly modify or revoke the commitment; provided no such action on the part of Principal Preservation may result in an investment restriction that is less restrictive than restrictions 1-14 above. Should Principal Preservation determine that, once made, any such commitment is no longer in the best interests of Fund and its shareholders, Principal Preservation reserves the right to revoke the commitment by terminating the sale of shares in the state involved.


                 PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

     Subject to the general supervision of the Directors, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

     The Adviser currently serves as investment manager to a number of clients, and may in the future act as investment manager or adviser to others, including other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocation among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Fund and other client accounts.

     The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Fund, the Fund will not purchase securities at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

     In seeking to implement the Fund's policies, the Adviser effects transacthons with those brokers and dealers whom the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

     The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Adviser by any amount that may be attributable to the value of such services.


                     MANAGEMENT OF PRINCIPAL PRESERVATION

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.



                               POSITION WITH              PRINCIPAL
                                 PRINCIPAL            OCCUPATION DURING
NAME, AGE AND ADDRESS          PRESERVATION            PAST FIVE YEARS
---------------------          ------------            ---------------
R. D. Ziegler,*<F1>       Chairman and Director  Chairman, Director and
 70                                              Vice President, Ziegler Asset
                                                 Management, Inc.; from 1973
                                                 to 1997, Chairman and
                                                 Director and, prior to
                                                 1990, Chief Executive
                                                 Officer, and prior to 1986,
                                                 President, The Ziegler
                                                 Companies, Inc. and B.C.
                                                 Ziegler and Company;
                                                 Director, Johnson
                                                 Controls, Inc.
                                                 (manufacturing).

Robert J. Tuszynski,*<F1>President and Director  Senior Vice President, B.C.
  38                                             Ziegler and Company, since
                                                 1996; prior thereto, Vice
                                                 President, Director of Mutual
                                                 Funds, B.C. Ziegler and
                                                 Company from 1987 to 1996;
                                                 Trustee, Chairman of
                                                 the Board and President,
                                                 Prospect Hill Trust and The
                                                 Prime Portfolios
                                                 (registered investment com-
                                                 panies) from 1994 to 1996.

Richard H. Aster, M.D., 66       Director        Since June, 1996, Senior
8727 W. Watertown Plank Rd.                      Investigator and Professor of
Milwaukee, WI 53226                              Medicine, Medical College of
                                                 Wisconsin; prior thereto,
                                                 President and Director of
                                                 Research, The Blood Center
                                                 of Southeastern Wisconsin,
                                                 Inc.

Augustine J. English, 67         Director        Retired; President,
1724 Lake Roberts Court                          Tupperware North America
Windermere, FL 34786                             from 1990 to 1994 (manufac-
                                                 turing); prior to 1990,
                                                 President, The West Bend
                                                 Company (manufacturing), a
                                                 division of Dart
                                                 Industries, a subsidiary of
                                                 Premark International,
                                                 Inc., of which Mr. English
                                                 was a Group Vice President.

Ralph J. Eckert, 68              Director        Chairman, Trustmark
2059 Keystone Ranch Road                         Insurance Cos. (Mutual Life
Dillon, CO 80435                                 Insurance Company); Prior
                                                 to 1991, Chairman,
                                                 President and Chief
                                                 Executive Officer Trustmark
                                                 Insurance Cos. since 1971;
                                                 Trustee of the Board of
                                                 Pensions of the Evangelical
                                                 Lutheran Church of America
                                                 since 1989; Trustee of the
                                                 Board of Pensions for the
                                                 Lutheran Church of America
                                                 from 1987-1989; and Trustee
                                                 of The Prime Portfolios
                                                 (registered investment
                                                 company) from 1993-1996.

John H. Lauderdale, 31       Vice President -    Wholesaler, B.C. Ziegler
                           Director of Marketing and Company since 1991;
                                                 prior thereto, Marketing
                                                 Account Executive, The
                                                 Patten Company.

Franklin P. Ciano, 45     Chief Financial        Manager of Principal
                          Officer and Treasurer  Preservation Operations,
                                                 B.C. Ziegler and Company
                                                 since 1996; prior thereto,
                                                 Vice President, Fixed
                                                 Income Department, Firstar
                                                 Bank.

Marc J. Dion, 39              Vice President     Vice President - Portfolio
                                                 Manager and Chief
                                                 Investment Officer, Ziegler
                                                 Asset Management, Inc.
                                                 since 1993; prior thereto,
                                                 Vice President, Ziegler
                                                 Asset Management, Inc.

S. Charles O'Meara, 47           Secretary       Senior Vice President and
                                                 General Counsel, B.C.
                                                 Ziegler and Company since
                                                 1993; prior thereto,
                                                 Partner, O'Meara, Eckert,
                                                 Pourus & Gonring (law
                                                 firm).



     Principal Preservation pays the compensation of the three Principal Preservation Directors who are not officers, directors or employees of Ziegler. They receive an annual fee of $12,000 and an additional $450 for each Board or Committee meeting attended. The Fund pays a pro rata portion of these fees. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.


     The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1996. Each series of Principal Preservation, including the Fund, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.



                                       PENSION OR
                                       RETIREMENT
                                        BENEFITS
                                        ACCRUED
 NAME OF PERSON AND    AGGREGATE       AS PART OF      ESTIMATED        TOTAL
   POSITION WITH      COMPENSATION     PRINCIPAL    ANNUAL BENEFITS COMPENSATION
     PRINCIPAL       FROM PRINCIPAL  PRESERVATION'S      UPON     FROM PRINCIPAL
    PRESERVATION      PRESERVATION      EXPENSES      RETIREMENT    PRESERVATION
    ------------      ------------      --------     -----------    ------------
R. D. Ziegler,            -0-             -0-             -0-            -0-
 President and
Director

Robert J. Tuszynski,      -0-             -0-             -0-            -0-
 Vice President and
 Director

Richard H. Aster, M.D.  $13,800           -0-             -0-          $13,800
 Director


Augustine J. English,   $13,800           -0-             -0-          $13,800
 Director


Ralph J. Eckert         $13,800           -0-             -0-          $13,800
 Director



     As of March 31, 1997, the following shareholders owned of record or, to the knowledge of management, beneficially, more than 5% of the outstanding shares of the Fund:


NAME AND ADDRESS OF                                           PERCENT OF
SHAREHOLDER                     NUMBER OF SHARES          OUTSTANDING SHARES
-----------                     ----------------          ------------------
M&I First National Bank            25,932,114                   19.8%
321 North Main Street
P. O. Box 1980
West Bend, WI 53095

B.C. Ziegler and Co.(1)<F2>         6,739,111                    5,2%
215 N. Main Street
West Bend, WI 53095



(1)<F2>Owned of record as nominee holder. B.C. Ziegler and Company disclaims beneficial ownership with respect to these shares.

INVESTMENT ADVISER


     Ziegler Asset Management, Inc. (the "Adviser") manages the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Adviser makes investment decisions for the Fund. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund.

     The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by majority vote of the investors in the Fund (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of the Board of Directors, or by the Adviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

     For its services under the Advisory Agreement, the Adviser receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Fund's average daily net assets.


     The Adviser serves as the Fund's administrative services agent. In addition, the Adviser's affiliate, B.C. Ziegler & Company ("Ziegler"), serves as the Fund's Accounting/ Pricing Agent, Depository and Transfer and Dividend Disbursing Agent. The table below reflects all fees paid to the Adviser and Ziegler for these services during the periods indicated:

                       ADVISORY AND OTHER SERVICE FEES


                                          AMOUNT OF FEE FOR THE YEAR ENDED
DESCRIPTION OF FEES                               DECEMBER 31, 1996
-------------------                               -----------------
Investment Advisory Fees                         $256,191(1)<F3>
Administrative Services Fees                      192,145(1)<F3>
Accounting/Pricing Fees                            43,596
Depository Fees                                    62,415
Transfer and Dividend Disbursing Agent              1,460
Fees

(1)<F3>The Adviser voluntarily waived $264,627 of its advisory and administrative fees for the year ended December 31, 1996.



ADMINISTRATIVE SERVICES


     Fund Administrative Services.  The Adviser provides certain administrative
     ----------------------------
services to Principal Preservation, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of Principal Preservation; (b) providing personnel to serve as directors, officers and employees of Principal Preservation to the extent requested by Principal Preservation and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of Principal Preservation, including negotiation of contracts and fees with, and the monitoring of performance and billings of, Principal Preservation's independent contractors or agents; (d) preparing and, if applicable, filing all documents required for compliance by Principal Preservation with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of Principal Preservation and committees thereof and shareholders of the Fund; and (f) maintaining certain other books and records of Principal Preservation.


     Ziegler provides certain accounting and pricing services to the Fund, including: (a) posting cash receipts and disbursements for the Fund; (b) reconciling bank account balances monthly for the Fund; (c) recording purchases and sales based upon the Fund's portfolio manager communications; (d) preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Fund; and (e) computing the Fund's daily net asset value. Ziegler has agreed to provide these services pursuant to an Accounting/Pricing Agreement.


     The Administrative Services and Accounting/Pricing Agreements each provide that they will continue in effect from year to year, as long as approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the Directors who are not parties to the relevant Agreement or interested persons of any such party. Each Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. Each Agreement provides that neither the Adviser nor Ziegler, as the case may be, nor their respective personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreements, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreements.


     For providing the services contemplated by the Administrative Services Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets up to $200 million, and 0.10% of such assets over $200 million.


     For providing the services contemplated by the Accounting/Pricing Agreement, Ziegler is entitled to compensation at a rate approved annually by the Directors of Principal Preservation, plus reimbursement for reasonable out-of-pocket expenses. Under the presently approved fee structure, the Fund pays Ziegler a monthly fee at an annual rate of 0.04% on average daily net assets between $50 million and $100 million, 0.03% on the next $100 million, and 0.01% on average daily net assets in excess of $200 million, subject to a minimum annual fee of $15,000 and a maximum annual fee of $125,000. Fees paid by the Fund pursuant to the Administrative Services Agreement and the Accounting/Pricing Agreement for recent periods are shown in the table included in this Statement of Additional Information under the caption "Management - Investment Adviser."

CUSTODIAN AND DEPOSITORY SERVICES


     The Fund acts as custodian of its own assets (i.e., cash and securities).
                                                   ---
Pursuant to a Depository Contract, Ziegler, a registered broker-dealer and registered investment adviser, acts as depository of the Fund's assets. For providing services as Depository to Cash Reserve, Ziegler is entitled to reasonable compensation and reimbursement for expenses as agreed upon from time to time between Ziegler and Principal Preservation. Cash Reserve will pay Ziegler a monthly fee under the Depository Contract at an annual rate of 0.055% on the first $50 million of Cash Reserve's average daily net assets, 0.035% on the next $150 million, 0.030% on the next $300 million, and 0.025% on average daily net assets in excess of $500 million, subject to a minimum annual fee of $15,000. Fees paid by the Fund pursuant to the Depository Contract for recent periods are shown in the table included in this Statement of Additional Information under the caption "Management - Investment Adviser."

     Ziegler's responsibilities as Depository for the Fund include safeguarding and controlling securities and other assets, handling the receipt and delivery of securities, determining income and collecting interest on investments, and maintaining books of original entry for Fund accounting purposes and other required books and accounts. Securities held by the Fund may be deposited into authorized securities depositaries such as the Federal Reserve-Treasury Department Book Entry System and the Depository Trust Company, and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Directors.

               TRANSFER AND DIVIDEND DISBURSING AGENT SERVICES


     Ziegler provides transfer agent and dividend disbursing services with respect to Class Y Shares pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement (the "Agency Agreement"). Under the terms of the Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The rate of compensation agreed upon for these services is currently $16.00 per account for the Fund. The Fund also reimburses Ziegler for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current prospectus of Principal Preservation. The Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on 90 days prior written notice. The Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation for any action taken or omitted by it under such agreement, except for liability for breach of its obligation to maintain all Principal Preservation records in absolute confidence. Fees paid by the Fund pursuant to the Agency Agreement for recent periods are shown in the table included in this Statement of Additional Information under the caption "Management - Investment Adviser."


                           PERFORMANCE INFORMATION


     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one Class Y Share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change computed at the end of the period by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Class Y Shares purchased with dividends declared on the original Class Y Share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The yield and the effective yield for the Fund's Institutional Class of shares for the seven days ended December 31, 1996 was 4.94% and 5.06%, respectively.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Fund, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

     From time to time, the Fund, in its advertising and sales literature, may refer to the growth of assets managed or administered by the Adviser over certain time periods.


     Comparative performance information may be used from time to time in advertising or marketing the Fund's Institutional Class of shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report and other publications.

 DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES; REDEMPTION IN KIND

     The Prospectus discusses when the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

     The valuation of the Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

     Pursuant to the Rule, the Board of Directors also has established procedures designed to allow the Fund to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Fund's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Fund's Board of Directors. In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Fund to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Fund's assets by using available market quotations.

     For the purpose of determining the deviation between the value of the Fund's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Adviser, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an in-ordinately small number of quotations indicating that there is only a thin market in the securities.

     Principal Preservation, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by Principal Preservation or the Fund, as the case may be, and valued as they are for purposes of computing the Fund's or the Institutional Class net asset value, as the case may be (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

     The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem beneficial interests with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Each investor in the Fund may add to or reduce its investment in the Fund on each Business Day of the Fund. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase shares of the Fund is received) during which there is sufficient trading in money market instruments that the Fund's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, the net asset value of outstanding shares will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding, including both Classes of shares.


                              PURCHASE OF SHARES

     The Fund will not issue shares for consideration other than cash except in the case of a bona fide reorganization, statutory merger, or in certain other acquisition of securities in accordance with state securities laws, which: (1) meet the investment objectives and policies of the Fund; (2) are acquired for investment and not for resale; (3) are not restricted securities; and (4) have a value which is readily ascertainable.


                                  TAX STATUS

     The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

     Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, separate classes of a single series, such as the Class X and Class Y Shares of the Fund, are taxed commonly as shares of a single tax entity.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Fund must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of its gross income must be derived from dividends, interest and gains from the sale or other disposition of stock or other securities. Another requirement of current law is that less than 30 percent of the Fund's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

     The Fund will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although Principal Preservation expects the Fund to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

     While the Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Fund's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

     Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup federal withholding tax if the Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Fund is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most indi-vidual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Agent with such number and the required certifications by completing and sending the Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

     Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.

     If a shareholder exchanges shares of one Principal Preservation portfolio for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.


                     COUNSEL AND INDEPENDENT ACCOUNTANTS


     Quarles & Brady, as counsel for Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent accountants, are the auditors of the Fund.


                                   EXPERTS


     The audited financial statements of the Fund incorporated by reference into the Fund's Prospectus and this Statement of Additional Information have been so incorporated in reliance on the report of Arthur Andersen LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing in giving said report.


                             FINANCIAL STATEMENTS


     The following audited financial statements and footnotes thereto of Principal Preservation Cash Reserve Portfolio, together with the Report of the Independent Accountants thereon, are incorporated herein by reference from the Fund's 1996 Annual Report to Shareholders.

       1. Statement of Assets and Liabilities for the Fund as of December 31, 1996.

       2. Statement of Operations for the Fund for the year ended December 31, 1996.

       3. Statement of Changes in Net Assets for the Fund for the year ended December 31, 1996.

       4. Schedule of Investments of the Fund as of December 31, 1996.

       5. Notes to Financial Statements.


     A copy of the Fund's 1996 Annual Report to Shareholders may be obtained free of charge from Ziegler upon request.


                                    APPENDIX

     A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

     The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.
     215 North Main Street
     West Bend, Wisconsin  53095


INVESTMENT ADVISOR AND ADMINISTRATOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin  53095


DISTRIBUTOR, DEPOSITORY, ACCOUNTING/PRICING
AGENT AND TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin  53095

   LEGAL COUNSEL

     Quarles & Brady
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

   INDEPENDENT AUDITORS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            CASH RESERVE PORTFOLIO

                  CLASS Y COMMON STOCK (INSTITUTIONAL CLASS)


                                 MAY 1, 1997

                     STATEMENT OF ADDITIONAL INFORMATION


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.   Other Information

Item 24.  Financial Statements and Exhibits
          ---------------------------------

            (a)Financial Statements of the Registrant included or
               incorporated by reference into Part B for each series:

                  (1)    Balance Sheet

                  (2)    Statement of Changes in Net Assets

                  (3)    Statement of Operations

                  (4)    Schedule of Investments

                  (5)    Report of Independent Public Accountants

          (b)  Exhibits:

               See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

          At January 31, 1997, the number of record holders of each class of securities of Registrant or its predecessors, as the case may be, was:

                                  NUMBER OF HOLDERS OF RECORD OF
PORTFOLIO                             SHARES OF COMMON STOCK
---------                             ----------------------
Tax-Exempt Portfolio                           2,320
Government Portfolio                           2,258
S&P 100 Plus Portfolio                         5,110
Dividend Achievers Portfolio                   2,151
Select Value Portfolio                          351
PSE Tech 100 Index                              855
Wisconsin Tax-Exempt Portfolio                  962
Cash Reserve Portfolio
   Class X Common Stock                         55
   Class Y Common Stock                         66


Item 27.  Indemnification
          ---------------

          Reference is made to Article IX of the Registrant's Bylaws filed as Exhibit No. 2 to its Registration Statement with respect to the indemnification of Registrant's directors and officers, which is set forth below:

          Section 9.1.  Indemnification of Officers, Directors, Employees and
          -----------   -----------------------------------------------------
          Agents.  The Corporation shall indemnify each person who was or is a
          -------
          party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:
               --------

               (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

               (b)  the Corporation shall not indemnify any person unless:

                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                    (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.


     Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

          (1) such person shall provide adequately security for his undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 9.2 Insurance of Officers, Directors, Employees and Agents.  The
     ------------------------------------------------------------------
Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

     Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     (a)  Ziegler Asset Management, Inc.

          Ziegler Asset Management, Inc. is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the Registrant's Portfolios.

          Set forth below is a list of the officers and directors of Ziegler Asset Management, Inc. as of December 31, 1996, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:
                           POSITION WITH
                           ZIEGLER ASSET
NAME                        MANAGEMENT             OTHER AFFILIATIONS(1)<F1>
----                        ----------             ------------------
R. D. Ziegler        Chairman and Director    Chairman of the Board, B.C.
                                              Ziegler and Company; Chairman
                                              and Director, Principal
                                              Preservation Portfolios, Inc.,
                                              Director, Johnson Controls,
                                              Inc., 5757 N. Green Bay Avenue,
                                              Milwaukee, WI 53201 (manu-
                                              facturing)

Geoffrey G. Maclay,  President and Chief      President and Chief Executive
Jr.                  Executive Officer        Officer, Ziegler Asset
                                              Management, Inc.

P. D. Ziegler        Senior Vice President    President, Chief Executive
                     and Director             Officer and Director, B.C.
                                              Ziegler and Company; Director,
                                              West Bend Mutual Insurance
                                              Company, 1900 S. 18th Avenue,
                                              West Bend, WI  53095 (insurance
                                              company)

Robert J. Tuszynski  Vice President           Senior Vice President, B.C.
                                              Ziegler and Company; President,
                                              Chief Executive Officer and
                                              Director of Principal
                                              Preservation Portfolios, Inc.

M. J. Dion           Vice President -         Vice President - Portfolio
                     Portfolio Manager and    Manager and Chief Investment
                     Chief Investment Officer Officer, Ziegler Asset
                                              Management, Inc.

R. F. Patek          Vice President -         None
                     Portfolio Manager

D. R. Wyatt          Vice President -         Vice President, B.C. Ziegler and
                     Retirement Plan Services Company

J. R. Yovanovich     Corporate Secretary      Corporate Secretary, B.C.
                                              Ziegler and Company

L. R. Van Horn       Treasurer                Senior Vice President - Finance
                                              and Director, B.C. Ziegler and
                                              Company

D.L. Lauterbach      Vice President           None

W.E. Hansen          Vice President           None

J.R. Wyatt           Vice President           None

Jay Ferrara, Jr.     Vice President -         Assistant Vice President, B.C.
                     Portfolio Manager and    Ziegler and Company
                     Analyst


(1)<F1>Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

     (b)  Skyline Asset Management, L.P.

          Skyline Asset Management, L.P. ("Skyline") is a limited partnership whose general partner is Affiliated Managers Group, Inc. ("AMG") and whose limited partners consist of corporations owned by four former management employees of Skyline's predecessor in interest, namely Messrs. Dutton, Kailin, Lutz and Maloney. AMG may be deemed to be controlled by Advent VII, L.P., by virtue of the fact that Advent VII, L.P. owns more than 50% of the voting stock of AMG. Advent VII, L.P. in turn may be deemed to be controlled by its sole general partner, TA Associates VII, L.P., a limited partnership, which in turn may be deemed to be controlled by its sole general partner, TA Associates, Inc. Skyline's principal executive offices are located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606. AMG's principal executive offices are located at One International Place, Boston, Massachusetts 02110. The address of each of Advent VII, L.P., TA Associates VII, L.P. and TA Associates, Inc. is c/o TA Associates, Inc., High Street Tower, Suite 2500, 125 High Street, Boston, Massachusetts 02110.

          Set forth below is a list of the officers and directors of Skyline Asset Management, L.P. as of December 31, 1996, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Skyline Asset Management, L.P., 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606):

                       POSITION WITH SKYLINE
NAME                   ASSET MANAGEMENT, L.P.        PRINCIPAL OCCUPATION
----                   ---------------------         --------------------
William M. Dutton     Chief Executive Officer Chief Executive Officer of Skyline
                      and Limited Partner     Asset Management, L.P. since June,
                                              1995; Executive Vice President,
                                              Mesirow Asset Management, Inc.,
                                              from April, 1984 through August,
                                              1995; President, Skyline Fund
                                              (registered investment company)

Kenneth S. Kailin     Principal - Portfolio   Principal - Portfolio Manager,
                      Manager and Limited     Skyline Asset Management, L.P.
                      Partner                 since June, 1995; Senior Vice
                                              President, Mesirow Asset
                                              Management, Inc., from April, 1987
                                              through August, 1995; Executive
                                              Vice President, Skyline Fund
                                              (registered investment company)

Geoffrey P. Lutz      Principal - Marketing   Principal - Marketing, Skyline
                      and Limited Partner     Asset Management, L.P. since June,
                                              1995; Vice President, Mesirow
                                              Asset Management, Inc., May, 1992
                                              through August, 1995; prior there-
                                              to, Registered Representative,
                                              Mesirow Financial, Inc. and
                                              Mesirow Investment Services, Inc.
                                              (registered brokers-dealers/
                                              investment advisers); Executive
                                              Vice President, Skyline Fund
                                              (registered investment company)

Michael Maloney       Principal - Securities  Principal - Securities Analyst,
                      Analyst and Limited     Skyline Asset Management, L.P.,
                      Partner                 since June, 1995; Investment
                                              Analyst, Mesirow Asset Management,
                                              Inc. from February, 1993 through
                                              August, 1995; prior thereto
                                              Investment Analyst, Baker Fentress
                                              & Co. (investment manager); Senior
                                              Vice President, Skyline Fund
                                              (registered investment company)

Scott C. Blim         Chief Operating Officer Chief Operating Officer, Skyline
                                              Asset Management, L.P. since
                                              September, 1995; Vice President,
                                              Director and Chief Administrative
                                              Officer, Murray Johnstone
                                              International Ltd. (investment
                                              firm) from 1989 to 1994; Secretary
                                              and Treasurer, Skyline Fund
                                              (registered investment company)

Item 29.  Principal Underwriters
          ----------------------

     (a)
                                   OTHER INVESTMENT COMPANIES FOR WHICH
                                     UNDERWRITER ACTS AS UNDERWRITER,
UNDERWRITER                           DEPOSITOR OR INVESTMENT ADVISER
------------                          -------------------------------
B.C. Ziegler and Company          An underwriter for American Tax-Exempt
                                  Bond Trust, Series 1 (and subsequent
                                  series); Ziegler U.S. Government
                                  Securities Trust, Series 1 (and
                                  subsequent series); American Income
                                  Trust, Series 1 (and subsequent
                                  series); Ziegler Money Market Trust;
                                  The Insured American Tax-Exempt Bond
                                  Trust, Series 1 (and subsequent
                                  series); and principal underwriter for
                                  Portico Funds.

      (b) Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of December 31, 1996, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years. None of the persons identified serves as an officer or director of the Registrant, except that R. Douglas Ziegler serves as the Chairman of the Board and a Director of the Registrant, Robert J. Tuszynski serves as President, Chief Executive Officer and a Director of the Registrant, and S. Charles O'Meara serves as Secretary of the Registrant. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Phone (414) 334-5521.

                                POSITION WITH             POSITION WITH
           NAME            B.C. ZIEGLER AND COMPANY   PRINCIPAL PRESERVATION
           ----            ------------------------   ----------------------
R. Douglas Ziegler        Chairman of the Board     Chairman of the Board and
                                                             Director
Peter D. Ziegler          President, Chief Executive
                          Officer and Director

S. Charles O'Meara        Senior Vice President and         Secretary
                          General Counsel and
                          Director

Lynn R. Van Horn          Senior Vice President -
                          Finance and Director

John C. Wagner            Senior Vice President -
                          Retail Sales and Director

Ronald N. Spears          Senior Vice President

Donald A. Carlson, Jr.    Senior Vice President

Neil L. Fuerbringer       Senior Vice President -
                          Administration

Michael P. Doyle          Senior Vice President -
                          Retail Operations

Robert J. Tuszynski       Senior Vice President     President, Chief Executive
                                                       Officer and Director

David A. Schlosser        Senior Vice President -
                          Acquisition

Charles G. Stevens        Vice President - Marketing
                          Director

Jack H. Downer            Vice President - MIS
                          Director

G. Aman                   Vice President - Insurance

Sheila K. Hittman         Vice President - Personnel

James M. Bushman          Vice President -
                          Recruiting and Training
                          Coordinator

Lay C. Rosenheimer        Vice President - Bond
                          Sales Control

Darrell P. Frank          Vice President - Director
                          of Strategic Change

Janine R. Yovanovich      Corporate Secretary

Kathleen A. Lochen        Assistant Secretary

Jeffrey C. Vredenbregt    Vice President, Treasurer
                          and Controller

Robert J. Johnson         Vice President -
                          Compliance

Ronald C. Strzok          Vice President -
                          Administration

Jay Ferrara               Assistant Vice President -
                          Mutual Funds

Mike L. McBain            Vice President - Equity
                          Securities

James L. Brendemuehl      Vice President - Managed
                          Products

Item 30.  Location of Accounts and Records
           -------------------------------

            (a)B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

               General ledger, including subsidiary ledgers; corporate records and contracts; Portfolio ledger; and shareholder documents, including IRA documents.

            (b)Ziegler Asset Management, Inc.
               215 North Main Street
               West Bend, Wisconsin  53095

               Transaction journals and confirmations for portfolio trades for all of the Portfolios of the Registrant, except for the Select Value Portfolio.

            (c)Skyline Asset Management, L.P.
               311 South Wacker Drive
               Suite 4500
               Chicago, Illinois  60606

               Transaction journals and confirmations for portfolio trades for the Select Value Portfolio.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
           -----------

          Registrant undertakes that, at the request of the shareholders holding 10% or more of the outstanding shares of the Registrant, the Registrant will hold a special meeting for the purpose of considering the removal of a director from office, and the Registrant will cooperate with and assist shareholders of record who notify the Registrant that they wish to communicate with the other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the Investment Company Act of 1940, as amended.

          Registrant undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge, to each person to whom a Prospectus is delivered.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of West Bend, State of Wisconsin on this 28th day of April, 1997.

                              PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                   /s/ Robert J. Tuszynski
                                By:----------------------------------
                                   Robert J. Tuszynski, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed on this 28th day of April, 1997, by the following persons in the capacities indicated.

                SIGNATURE                                 TITLE
                ---------                                 -----
/s/ R. D. Ziegler                           Director and Chairman of the Board
-----------------------------
R. D. Ziegler

/s/ Robert J. Tuszynski                     Director and President (Chief
-----------------------------               Executive Officer)
Robert J. Tuszynski

/s/ Frank P. Ciano                          Chief Financial Officer and
-----------------------------               Treasurer (Chief Financial and
Frank P. Ciano                              Accounting Officer)

Richard H. Aster*<F2>                       Director
-----------------------------
Richard H. Aster

August J. English*<F2>                      Director
-----------------------------
August J. English

Ralph J. Eckert*<F2>                        Director
-----------------------------
Ralph J. Eckert

     /s/ Robert J. Tuszynski
*<F2>By: -----------------------------------------
     Robert J. Tuszynski pursuant to a Power
     of Attorney dated January 19, 1996
     filed herewith (see following page)

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints R. D. Ziegler, Robert J. Tuszynski and S. Charles O'Meara, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute in his name and on his behalf, in any and all capacities, Principal Preservation Portfolios, Inc.'s Registration Statement on Form N-1A (Registration No. 811-4401 under the Securities Act of 1933; File No. 33-12 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable Principal Preservation Portfolios, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.

     IN WITNESS WHEREOF, each of the undersigned directors of Principal Preservation Portfolios, Inc. has hereunto set his hand as of this 19th day of January, 1996.


/s/ R. D. Ziegler                            /s/ Richard H. Aster
------------------------------               ----------------------------
R. D. Ziegler                                Richard H. Aster


/s/ Robert J. Tuszynski                      /s/ August J. English
------------------------------               ----------------------------
Robert J. Tuszynski                          August J. English


                                              /s/ Ralph J. Eckert
                                             ----------------------------
                                              Ralph J. Eckert

                                EXHIBIT INDEX
EXHIBIT
NUMBER                                  DESCRIPTION
------                                  -----------
1(a)           Restated and Amended Articles of Incorporation

1(b)           December 29, 1995 Articles Supplementary(1)<F4>

1(c) Articles Supplementary for PSE Tech 100 Index Portfolio filed June 12, 1996(5)<F8>

2              By-Laws, as amended through January 20, 1995

3              N/A

4 The Registrant's Operating Plan Relating to Shares of Class X Common Stock and Class Y Common Stock of the Cash Reserve Portfolio(3)<F6>

5(a) Investment Advisory Agreement pertaining to assets of Dividend Achievers Portfolio(4)<F7>

5(b) Investment Advisory Agreement pertaining to the assets of Tax-Exempt, S&P 100 Plus, Government, Wisconsin Tax-Exempt, Select Value, and PSE Tech 100 Index Portfolios(5)<F8>

5(c)           Sub-Advisory Agreement with Skyline Asset Management, L.P.(4)<F7>

5(d) Investment Advisory Agreement with Ziegler Asset Management, Inc. with respect to the Cash Reserve Portfolio(3)<F6>

6(a)           Distribution Agreement(5)<F8>

6(b)           Form of Selected Dealers Agreement(5)<F8>

7              N/A

8              Depository Contract(5)<F8>

9(a)           Transfer and Dividend Disbursing Agent Agreement(5)<F8>

9(b)           License Agreement with Standard & Poor's Corporation*<F3>

9(c)           Accounting/Pricing Agreement between Registrant and B.C.
               Ziegler and Company(5)<F8>

9(d) Shareholder Servicing Agreement by and between B.C. Ziegler and Company and the Registrant, as amended, relating to Class X Shares of the Cash Reserve Portfolio(6)<F9>

9(e)           Administrative Services Agreement with Ziegler Asset
               Management, Inc. with respect to the Cash Reserve Portfolio(1)
                                                                          <F4>
9(f)           License Agreement with Pacific Stock Exchange Incorporated(7)
                                                                         <F10>
10             Opinion of Counsel

11(a)          Consent of Independent Public Accountants

11(b)          Consent of Counsel (contained in Exhibit 10)

12             N/A

14             Model Retirement Plan*<F3>

15             Rule 12b-1 Distribution Plan, as amended(5)<F8>

16             Schedule for Computation of Performance Quotations*<F3>

17             Financial Data Schedules (Included as Exhibit 27)

18             See Exhibit 4

27             Financial Data Schedules


*<F3>Denotes previously filed as part of Registrant's Registration Statement on Form N-1A or an amendment thereto, and incorporated herein by reference.

(1)<F4>Previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 33-99010) filed with the Commission on November 3, 1995.

(2)<F5>Previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 333-01123) filed with the Commission on February 20, 1996.

(3)<F6>Previously filed as part of Post-Effective Amendment No. 31 to this Registration Statement filed with the Commission on December 29, 1995.

(4)<F7>Previously filed as part of Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on March 1, 1996.

(5)<F8>Previously filed as part of Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on March 27, 1996.

(6)<F9>Previously filed as part of Post-Effective Amendment No. 36 to this Registration Statement filed with the Commission on December 10, 1996.

(7)<F10>Previously filed as part of Post-Effective Amendment No. 37 to this Registration Statement filed with the Commission on February 28, 1997.